SEC REGISTRATION NOS.
                                                         811-06525 AND 333-32136


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-14


REGISTRATION  STATEMENT  UNDER  THE  SECURITIES  ACT  OF  1933

  Post-EFFECTIVE  AMENDMENT  NO.  1


                          CALVERT MUNICIPAL FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                  CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND

                                 (301) 951-4800
                          (REGISTRANT'S TELEPHONE NUMBER)

                             4550 MONTGOMERY AVENUE
                                   SUITE 1000N
                            BETHESDA, MARYLAND  20814
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                            WILLIAM M. TARTIKOFF, ESQ.
                             4550 MONTGOMERY AVENUE
                                   SUITE 1000N
                            BETHESDA, MARYLAND  20814
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective:

___IMMEDIATELY UPON FILING                    __ ON (DATE)
PURSUANT TO PARAGRAPH  (B)                    PURSUANT TO PARAGRAPH (B)
XX 60 DAYS AFTER FILING                       ___ ON (DATE)
PURSUANT TO PARAGRAPH (A)                     PURSUANT TO PARAGRAPH (A)
of Rule 485

No filing fee is due for Registrant because of reliance on section 24(f). (Title of Securities Being Registered)

                         FORM N-14 CROSS REFERENCE SHEET

PART  A.           INFORMATION  REQUIRED  IN  THE  PROSPECTUS


1. BEGINNING OF REGISTRATION STATEMENT AND
OUTSIDE FRONT COVER PAGE OF PROSPECTUS                COVER PAGE
2. BEGINNING AND OUTSIDE BACK COVER PAGE
OF PROSPECTUS                                       TABLE OF CONTENTS
3. FEE TABLE, SYNOPSIS INFORMATION AND
RISK FACTORS                            SYNOPSIS; FUND EXPENSES
4. INFORMATION ABOUT THE TRANSACTIONS   SYNOPSIS; REASONS FOR THE
                                        REORGANIZATION; PROPOSED TRANSACTION;
                                        TAX CONSEQUENCES; INFORMATION ABOUT
                                        THE REORGANIZATION; COMPARATIVE
                                        INFORMATION ON SHAREHOLDER RIGHTS;
                                        INFORMATION ABOUT THE FUNDS
5. INFORMATION ABOUT THE REGISTRANT     SYNOPSIS; COMPARISON OF INVESTMENT
                                        POLICIES; INFORMATION ABOUT THE FUNDS;
                                        INVESTMENT OBJECTIVES AND POLICIES;
                                        ADVISORY FEES; DISTRIBUTION FEES AND
                                        EXPENSE RATIOS; PURCHASES; EXCHANGE
                                        PRIVILEGES; DISTRIBUTION PROCEDURES;
                                        REDEMPTION PROCEDURES; PROSPECTUS AND
                                        STATEMENT OF ADDITIONAL INFORMATION OF
                                        THE CALVERT NATIONAL MUNICIPAL
                                        INTERMEDIATE
                                        FUND (INCORPORATED BY REFERENCE)
6. INFORMATION ABOUT THE COMPANY BEING
ACQUIRED                                SYNOPSIS; COMPARISON OF INVESTMENT
                                        POLICIES; INFORMATION ABOUT THE FUNDS;
                                        INVESTMENT OBJECTIVES AND POLICIES;
                                        ADVISORY FEES, DISTRIBUTION FEES AND
                                        EXPENSE RATIOS; PURCHASES; EXCHANGE
                                        PRIVILEGES; DISTRIBUTION PROCEDURES;
                                        REDEMPTION PROCEDURES JOINT PROSPECTUS
                                        AND STATEMENT OF ADDITIONAL INFORMATION
                                        OF THE CALVERT MARYLAND MUNICIPAL
                                        INTERMEDIATE FUND AND CALVERT VIRGINIA
                                        MUNICIPAL INTERMEDIATE FUND
                                        (INCORPORATED BY REFERENCE)
7. VOTING INFORMATION                   VOTING INFORMATION; ADJOURNMENT
8. INTEREST OF CERTAIN PERSONS
AND EXPERTS                             INAPPLICABLE
9. ADDITIONAL INFORMATION REQUIRED
FOR REOFFERING
BY PERSONS DEEMED TO BE UNDERWRITERS    INAPPLICABLE


PART  B.     INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

10. COVER  PAGE                         COVER  PAGE
11. TABLE OF CONTENTS                   TABLE OF CONTENTS
12. ADDITIONAL INFORMATION ABOUT THE
REGISTRANT                              CALVERT NATIONAL MUNICIPAL
                                        INTERMEDIATE FUND PROSPECTUS AND
                                        STATEMENT OF ADDITIONAL INFORMATION
                                        DATED APRIL 30, 1999.
13. ADDITIONAL INFORMATION ABOUT THE
COMPANY BEING ACQUIRED                  INAPPLICABLE
14. FINANCIAL STATEMENTS                FINANCIAL STATEMENTS

PART C.                  OTHER INFORMATION

15. INDEMNIFICATION                      INDEMNIFICATION
16. EXHIBITS                             EXHIBITS
17. UNDERTAKINGS                         UNDERTAKINGS

SIGNATURES

                                  [LETTERHEAD]


                                 APRIL __, 2000


DEAR  SHAREHOLDER,

I AM WRITING TO INFORM YOU OF THE UPCOMING JOINT SPECIAL MEETING OF SHAREHOLDERS OF THE CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND AND CALVERT VIRGINIA MUNICIPAL INTERMEDIATE FUND, AND TO REQUEST THAT YOU TAKE A FEW MINUTES TO READ THE ENCLOSED MATERIAL AND MAIL BACK THE PROXY VOTING CARD.

YOU ARE BEING ASKED TO VOTE ON A PROPOSAL TO MERGE YOUR FUND INTO CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND. THE BOARD OF DIRECTORS OF YOUR FUND, INCLUDING MYSELF, BELIEVE THIS CHANGE IS IN THE FUNDS' AND YOUR BEST INTEREST.

IN CONSIDERING THE SMALL SIZES OF BOTH FUNDS, WE BELIEVE THAT COMBINING BOTH FUNDS INTO ONE LARGER FUND WOULD ALLOW THE ASSETS TO BE MORE EFFICIENTLY MANAGED, AND LEAD TO REDUCED EXPENSES AND ENHANCED RETURNS. ACCORDINGLY, SUCH A COMBINATION WOULD BE BENEFICIAL TO SHAREHOLDERS. OF COURSE, IF THE MERGERS ARE APPROVED AND THE TRANSACTIONS CONSUMMATED, DISTRIBUTIONS OF THE COMBINED
CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND WILL NOT NECESSARILY BE EXEMPT FROM STATE-SPECIFIC INCOME TAX.

REGARDLESS OF THE NUMBER OF SHARES YOU OWN, IT IS IMPORTANT THAT YOU TAKE THE TIME TO READ THE ENCLOSED PROXY, AND COMPLETE AND MAIL YOUR VOTING CARD AS SOON AS YOU CAN. A POSTAGE PAID ENVELOPE IS ENCLOSED. IF FUND SHAREHOLDERS DO NOT RETURN THEIR PROXIES, THE FUNDS MAY HAVE TO INCUR THE EXPENSE OF ADDITIONAL SOLICITATIONS. ALL SHAREHOLDERS BENEFIT FROM THE SPEEDY RETURN OF PROXIES.

I APPRECIATE THE TIME YOU WILL TAKE TO REVIEW THIS IMPORTANT MATTER. THE Q&A ENCLOSED HEREIN WILL ASSIST YOU IN UNDERSTANDING THE PROPOSAL, HOWEVER, IF WE MAY BE OF ANY ASSISTANCE, PLEASE CALL US AT (800) 368-2750.

SINCERELY,


BARBARA  J.  KRUMSIEK
PRESIDENT

                          CALVERT MUNICIPAL FUND, INC.
                  CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND
                  CALVERT VIRGINIA MUNICIPAL INTERMEDIATE FUND

                       4550 MONTGOMERY AVENUE, SUITE 1000N
                            BETHESDA, MARYLAND 20814

                 NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON [June __, 2000]

NOTICE IS HEREBY GIVEN THAT A JOINT SPECIAL MEETING OF SHAREHOLDERS OF CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND AND CALVERT VIRGINIA MUNICIPAL INTERMEDIATE FUND, BOTH SERIES OF CALVERT MUNICIPAL FUND, INC., WILL BE HELD IN THE TENTH
FLOOR CONFERENCE ROOM OF CALVERT GROUP, LTD., AIR RIGHTS NORTH TOWER, 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND
 AT 9:00 A.M. ON [DAY], June __,  2000,  FOR  THE  FOLLOWING  PURPOSES:

I. TO CONSIDER AND ACT ON AN AGREEMENT AND PLAN OF REORGANIZATION, DATED MARCH 10, 2000, PROVIDING FOR THE TRANSFER OF SUBSTANTIALLY ALL OF THE ASSETS OF BOTH THE CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND AND CALVERT VIRGINIA MUNICIPAL INTERMEDIATE FUND (COLLECTIVELY, THE "FUNDS") TO AND THE ASSUMPTION OF CERTAIN IDENTIFIED LIABILITIES OF THE FUNDS BY CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND, EACH FUND A SERIES OF CALVERT MUNICIPAL FUND, INC., IN EXCHANGE FOR SHARES OF CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND.

II. TO TRANSACT ANY OTHER BUSINESS THAT MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT OR ADJOURNMENTS THEREOF.

SHAREHOLDERS OF RECORD AT THE CLOSE OF BUSINESS ON March 31, 2000, ARE ENTITLED TO NOTICE OF AND TO VOTE AT THIS MEETING OR ANY ADJOURNMENT THEREOF.

BY  ORDER  OF  THE  BOARD  OF  DIRECTORS,



WILLIAM  M.  TARTIKOFF,  ESQ.
SECRETARY


APRIL  __,  2000


PLEASE EXECUTE THE ENCLOSED PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE, THUS ENABLING THE FUNDS TO AVOID UNNECESSARY EXPENSE AND DELAY. YOUR VOTE IS EXTREMELY IMPORTANT, NO MATTER HOW LARGE OR SMALL YOUR HOLDINGS MAY BE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. THE PROXY IS REVOCABLE AND WILL NOT AFFECT YOUR RIGHT TO VOTE IN PERSON IF YOU ATTEND THE SPECIAL MEETING.

                                                  IMPORTANT NOTICE TO
                  CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND
                  CALVERT VIRGINIA MUNICIPAL INTERMEDIATE FUND

                                                 QUESTIONS & ANSWERS

PLEASE READ THE COMPLETE TEXT OF THE ENCLOSED PROSPECTUS/PROXY STATEMENT. FOR YOUR CONVENIENCE, WE HAVE PROVIDED A BRIEF OVERVIEW OF THE MATTERS TO BE VOTED UPON. YOUR VOTE IS IMPORTANT. IF YOU HAVE ANY QUESTIONS REGARDING THE PROPOSAL, PLEASE CALL US AT 800-368-2745. WE APPRECIATE YOU INVESTING WITH CALVERT GROUP, AND LOOK FORWARD TO A CONTINUING RELATIONSHIP.

Q.     WHY  AM  I  RECEIVING  A  PROXY  STATEMENT?

A. CALVERT MUNICIPAL FUND, INC. IS SEEKING YOUR APPROVAL OF A MERGER OF THE SHARES OF ITS SERIES - CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND AND CALVERT VIRGINIA MUNICIPAL INTERMEDIATE FUND (HEREAFTER, TOGETHER THE "STATE MUNICIPAL FUNDS") INTO CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND, ALSO A SERIES OF CALVERT MUNICIPAL FUND, INC. (THE "NATIONAL MUNICIPAL FUND").

Q.     WHAT  ARE  THE  EFFECTS  OF  THIS  MERGER?

A. THE MERGER WILL AFFECT THE STATE MUNICIPAL FUNDS IN THAT ALL OF THE ASSETS OF THE STATE MUNICIPAL FUNDS WILL BE TRANSFERRED TO THE NATIONAL MUNICIPAL FUND. IN TURN, YOU WILL RECEIVE SHARES OF THE NATIONAL MUNICIPAL FUND.

     THROUGH THE MERGER, THE SURVIVING NATIONAL MUNICIPAL FUND IS EXPECTED TO ALLOW THE ASSETS OF THE STATE MUNICIPAL FUNDS TO BE MORE EFFICIENTLY MANAGED SO AS TO REDUCE EXPENSES AND ENHANCE RETURNS WHILE CONTINUING TO BE MANAGED UNDER SIMILAR INVESTMENT OBJECTIVES AND POLICIES.

Q.     IS  THERE  A  CHANGE  IN  THE  MANAGEMENT  OF  THE  FUNDS?

A. NO. CALVERT ASSET MANAGEMENT COMPANY, INC. WILL CONTINUE TO MANAGE THE PORTFOLIO OF THE NATIONAL MUNICIPAL FUND JUST AS IT HAS MANAGED THE STATE MUNICIPAL FUNDS TO DATE.

Q.     ARE  THERE  DIFFERENCES  IN  THE  INVESTMENT  OBJECTIVE  OF  THE  FUNDS?

A. THE STATE MUNICIPAL FUNDS' INVESTMENT OBJECTIVE IS "TO EARN THE HIGHEST LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL AND SPECIFIC STATE INCOME TAXES" WHEREAS THE NATIONAL MUNICIPAL FUND'S INVESTMENT OBJECTIVE IS "TO EARN THE HIGHEST LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAXES". ACCORDINGLY, THE MAIN DIFFERENCE BETWEEN THE INVESTMENT OBJECTIVES OF THE FUNDS IS THAT THE NATIONAL MUNICIPAL FUND'S GOAL IS TO SEEK INTEREST INCOME EXEMPT FROM ONLY FEDERAL INCOME TAX SO THAT DISTRIBUTIONS OF THE COMBINED NATIONAL MUNICIPAL FUND WILL NOT NECESSARILY BE EXEMPT FROM STATE-SPECIFIC INCOME TAX.

Q.     ARE  THERE  DIFFERENCES  IN  THE  TAX  TREATMENT  OF  THE  FUNDS?

A. BOTH OF THE STATE MUNICIPAL FUNDS AND THE NATIONAL MUNICIPAL FUND PAY DIVIDENDS DERIVED FROM INTEREST ON TAX-EXEMPT OBLIGATIONS OF OTHER GOVERNMENTAL ISSUERS THAT WILL BE EXEMPT FROM FEDERAL INCOME TAX, BUT MAY BE SUBJECT TO STATE INCOME TAXES; HOWEVER, ONLY THE STATE MUNICIPAL FUNDS PAY DIVIDENDS DERIVED FROM INTEREST ATTRIBUTABLE TO STATE MUNICIPAL OBLIGATIONS, THAT WILL BE EXEMPT FROM BOTH FEDERAL AND THE SPECIFIC STATE'S PERSONAL INCOME TAXES.

Q. HOW DO THE EXPENSE STRUCTURES AND FEES OF THE FUNDS COMPARE? IS THERE A BENEFIT TO ME?

A. THE BOARD EXPECTS THAT THE MERGER WILL ALLOW THE NATIONAL MUNICIPAL FUND TO ACHIEVE CERTAIN LIMITED ECONOMIES OF SCALE FROM THE COMBINED ASSET SIZE OF THE FUNDS AND THE POTENTIALLY LOWER OPERATING EXPENSES EVEN THOUGH THE SAME EXPENSE STRUCTURE AND FEES ARE IN EFFECT FOR EACH OF THE FUNDS.

Q.     WHAT  WILL  BE  THE  NAME  OF  THE  SURVIVING  FUND AFTER THE MERGERS ARE
COMPLETE?

A. CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND WILL BE THE FUND TO SURVIVE THE MERGER.

Q.     WHAT  WILL  BE  THE  SIZE  OF  THE  SURVIVING  FUND  AFTER  THE  MERGER?

A. IF THE PROPOSAL PRESENTED IN THE PROXY STATEMENT IS APPROVED, THE COMBINED NATIONAL MUNICIPAL FUND IS EXPECTED TO HAVE APPROXIMATELY $82 MILLION IN ASSETS.

Q.     WHAT  ARE  THE  FEDERAL  TAX  IMPLICATIONS  OF  THE  MERGER?

A. THE MERGER WILL NOT BE A TAXABLE EVENT (I.E., NO GAIN OR LOSS WILL BE RECOGNIZED) TO ANY FUNDS OR TO YOU AS A SHAREHOLDER OF ANY OF THE FUNDS.

Q. WHAT IF THERE ARE NOT ENOUGH VOTES TO REACH A QUORUM BY THE SCHEDULED SPECIAL SHAREHOLDER MEETING DATE?

A. IF NOT ENOUGH SHAREHOLDERS VOTE, WE WILL NEED TO TAKE FURTHER ACTION. WE MAY CONTACT YOU BY MAIL, TELEPHONE, FACSIMILE, OR BY PERSONAL INTERVIEW. THEREFORE, WE ENCOURAGE YOU TO VOTE AS SOON AS YOU REVIEW THE ENCLOSED PROXY MATERIALS IN ORDER TO AVOID AN ADDITIONAL EXPENSE TO THE FUND OF FOLLOW-UP
MAILINGS,  TELEPHONE  CALLS  OR  OTHER  SOLICITATIONS.

Q. IF THE PROPOSAL IS NOT APPROVED FOR A FUND, WILL CALVERT PROPOSE LIQUIDATING THAT FUND?

A. IF THE PROPOSAL TO MERGE A FUND IS NOT APPROVED, THE BOARD WILL CONSIDER OTHER OPTIONS INCLUDING A PROPOSAL TO LIQUIDATE THE FUND.

Q. HOW WILL YOU DETERMINE THE NUMBER OF SHARES OF THE NATIONAL MUNICIPAL FUND THAT I WILL RECEIVE?

A.     THE  CLOSING  DATE  IS JUNE __, 2000. AS OF 4:00 P.M. EASTERN TIME ON THE
CLOSING DATE, YOU WILL RECEIVE THAT NUMBER OF FULL AND FRACTIONAL NATIONAL MUNICIPAL FUND SHARES EQUAL IN VALUE TO THE SHARES YOU HOLD IN ANY OF THE STATE MUNICIPAL FUNDS ON THAT DATE.

Q. WHAT IMPACT WILL THE MERGER HAVE ON THE SHARE PRICE OF CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND?

A. THE NET ASSET VALUE PER SHARE OF THE NATIONAL MUNICIPAL FUND WILL NOT BE CHANGED BY THE MERGER.

Q.     WHO  IS  PAYING  FOR  EXPENSES  RELATED  TO  THE  SHAREHOLDER  MEETING?

A. BOTH OF THE STATE MUNICIPAL FUNDS WILL PAY A PRO RATA SHARE FOR THOSE EXPENSES RELATING TO THE SHAREHOLDER MEETING.

Q.     HOW DO THE BOARD OF DIRECTORS OF THE STATE MUNICIPAL FUNDS SUGGEST THAT I
VOTE?

A. AFTER CAREFUL CONSIDERATION, THE BOARD OF DIRECTORS OF THE STATE MUNICIPAL FUNDS UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" THE ITEM PROPOSED ON THE ENCLOSED PROXY CARD.

Q.     HOW  DO  I  VOTE  MY  SHARES?

A. YOU CAN VOTE YOUR SHARES BY ATTENDING THE JOINT SPECIAL MEETING OF SHAREHOLDERS IN PERSON AND SUBMITTING THE ENCLOSED PROXY CARD AT THAT TIME, OR BY COMPLETING AND SIGNING THE PROXY CARD, AND MAILING IT IN THE ENCLOSED POSTAGE PAID ENVELOPE. IF YOU NEED ANY ASSISTANCE, OR HAVE ANY QUESTIONS REGARDING THE PROPOSAL OR HOW TO VOTE YOUR SHARES, PLEASE CALL US AT (800) 368-2745.

Q.     WILL  MY  VOTE  MAKE  A  DIFFERENCE?

A. YOUR VOTE IS NEEDED TO ENSURE THAT THE PROPOSALS CAN BE ACTED UPON. YOUR IMMEDIATE RESPONSE ON THE ENCLOSED PROXY CARD WILL HELP SAVE ON THE COSTS OF ANY FURTHER SOLICITATIONS FOR A SHAREHOLDER VOTE. WE ENCOURAGE ALL SHAREHOLDERS TO PARTICIPATE IN THE GOVERNANCE OF THE STATE MUNICIPAL FUNDS.

Q.     HOW  WILL  THIS  AFFECT  MY  ACCOUNT?

A. YOU CAN EXPECT THE SAME LEVEL OF MANAGEMENT EXPERTISE AND HIGH-QUALITY SHAREHOLDER SERVICE YOU'VE GROWN ACCUSTOMED TO.

Q.     HOW  DO  I  SIGN  THE  PROXY  CARD?

A. VOTING INSTRUCTION FORMS MUST BE EXECUTED PROPERLY. WHEN FORMS ARE NOT SIGNED AS REQUIRED BY LAW, YOU AND THE FUND MUST UNDERTAKE THE TIME AND EXPENSE TO TAKE STEPS TO VALIDATE YOUR VOTE. THE FOLLOWING GUIDE WAS PREPARED TO HELP YOU CHOOSE THE PROPER FORMAT FOR SIGNING YOUR FORM:

1. INDIVIDUAL ACCOUNTS: YOUR NAME SHOULD BE SIGNED EXACTLY AS IT APPEARS IN THE REGISTRATION ON THE VOTING INSTRUCTION FORM.

2. JOINT ACCOUNTS: EITHER PARTY MAY SIGN, BUT THE NAME OF THE PARTY SIGNING SHOULD CONFORM EXACTLY TO A NAME SHOWN IN THE REGISTRATION.

3. ALL OTHER ACCOUNTS SHOULD SHOW THE CAPACITY OF THE INDIVIDUAL SIGNING. THIS CAN BE SHOWN EITHER IN THE FORM OF THE ACCOUNT REGISTRATION ITSELF OR BY THE INDIVIDUAL EXECUTING THE VOTING INSTRUCTION FORM. FOR EXAMPLE:

     REGISTRATION                         VALID  SIGNATURE

     A.
1)    SAVE  THE  EARTH  CORP.                      JANE  Q.  NATURE,  TREASURER
2)    SAVE  THE  EARTH  CORP.                      JANE  Q.  NATURE,  TREASURER
       C/O  JANE  Q.  NATURE,  TREASURER

B.
1)    SAVE  THE  EARTH  CORP.                      JON  B.  GOODHEALTH,  TRUSTEE
       PROFIT  SHARING  PLAN
2)    SAVE  THE  EARTH  TRUST                      JON  B.  GOODHEALTH,  TRUSTEE
3)    JON  B.  GOODHEALTH,  TRUSTEE                JON  B.  GOODHEALTH,  TRUSTEE
        U/T/D  5/1/78

C.
1)     DAVID  SMITH,  CUST.                        DAVID  SMITH
        F/B/O  JASON  SMITH  UGMA


       VOTING BY MAIL IS QUICK AND EASY. EVERYTHING YOU NEED IS ENCLOSED.

                 PROSPECTUS AND PROXY STATEMENT - APRIL __, 2000

                        ACQUISITION OF THE ASSETS OF THE
                  CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND
                  CALVERT VIRGINIA MUNICIPAL INTERMEDIATE FUND

  BY AND IN EXCHANGE FOR SHARES OF CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND
        4550 MONTGOMERY AVENUE, BETHESDA, MARYLAND 20814,  (800) 368-2745


THIS PROSPECTUS AND PROXY STATEMENT RELATES TO THE PROPOSED TRANSFER OF ALL THE ASSETS AND SUBSTANTIALLY ALL OF THE LIABILITIES OF CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND AND CALVERT VIRGINIA MUNICIPAL INTERMEDIATE FUND (TOGETHER, THE "STATE MUNICIPAL FUNDS") TO CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND ("NATIONAL MUNICIPAL FUND")(COLLECTIVELY, "THE FUNDS") IN EXCHANGE FOR SHARES OF NATIONAL MUNICIPAL FUND. FOLLOWING THE TRANSFER, NATIONAL MUNICIPAL FUND SHARES WILL BE DISTRIBUTED TO SHAREHOLDERS OF THE STATE MUNICIPAL FUNDS IN LIQUIDATION OF THE STATE MUNICIPAL FUNDS, AND THE STATE MUNICIPAL FUNDS WILL BE DISSOLVED. AS A RESULT OF THE PROPOSED TRANSACTION, EACH SHAREHOLDER OF THE STATE MUNICIPAL FUNDS WILL RECEIVE THAT NUMBER OF NATIONAL MUNICIPAL FUND SHARES EQUAL IN VALUE AT THE DATE OF THE EXCHANGE TO THE VALUE OF SUCH SHAREHOLDER'S RESPECTIVE SHARES OF THE STATE MUNICIPAL FUNDS. THE TRANSACTION WILL OCCUR FOR EACH STATE MUNICIPAL FUND IF SHAREHOLDERS VOTE IN FAVOR OF THE PROPOSED TRANSFER.

NATIONAL MUNICIPAL FUND IS A SERIES OF CALVERT MUNICIPAL FUND, INC. ("CALVERT") WHICH IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY. THE NET ASSETS OF NATIONAL MUNICIPAL FUND WERE $53,187,557 AS OF MARCH 31, 2000. ITS INVESTMENT OBJECTIVE IS TO SEEK TO EARN THE HIGHEST LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAXES AS IS CONSISTENT WITH PRUDENT INVESTMENT MANAGEMENT,
PRESERVATION OF CAPITAL,  AND  CERTAIN  QUALITY  AND  MATURITY  CHARACTERISTICS.


BOTH STATE MUNICIPAL FUNDS ARE ALSO SERIES OF CALVERT MUNICIPAL FUND, INC. AS OF MARCH 31, 2000, THE NET ASSETS OF THE FUNDS WERE $10,431,102 FOR THE MARYLAND MUNICIPAL FUND AND $13,629,185 FOR THE VIRGINIA MUNICIPAL FUND. THE STATE MUNICIPAL FUNDS' HAVE THE SAME INVESTMENT OBJECTIVE OF THE NATIONAL MUNICIPAL FUND TO THE EXTENT THAT THEY ALL SEEK INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAX; HOWEVER, THE NATIONAL MUNICIPAL FUND WILL NOT SEEK AND ITS DISTRIBUTIONS WILL NOT NECESSARILY BE EXEMPT FROM SPECIFIC STATE INCOME TAXES.

THE NATIONAL MUNICIPAL FUND AND THE STATE MUNICIPAL FUNDS EACH HAVE A 2.75% MAXIMUM SALES CHARGE. THE SALES CHARGE IS ADDED TO THE PURCHASE PRICE OF SHARES, BUT WILL NOT BE APPLIED TO SHARES ISSUED IN THE REORGANIZATION (SEE "PURCHASE PROCEDURES"). EACH OF THE FUNDS HAS A DISTRIBUTION PLAN THAT PERMITS IT TO PAY CERTAIN EXPENSES ASSOCIATED WITH THE DISTRIBUTION OF ITS SHARES. CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS THE INVESTMENT ADVISOR FOR THE NATIONAL MUNICIPAL FUND AND THE STATE MUNICIPAL FUNDS.

THIS PROSPECTUS AND PROXY STATEMENT IS EXPECTED TO BE MAILED TO SHAREHOLDERS OF RECORD ON OR ABOUT May __, 2000.

THIS PROSPECTUS AND PROXY STATEMENT, WHICH SHOULD BE RETAINED FOR FUTURE REFERENCE, SETS FORTH CONCISELY THE INFORMATION ABOUT NATIONAL MUNICIPAL FUND THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING. THIS PROSPECTUS AND PROXY STATEMENT IS ACCOMPANIED BY THE PROSPECTUS OF THE NATIONAL MUNICIPAL FUND DATED APRIL 30, 1999 (INSOFAR AS IT RELATES TO THE NATIONAL MUNICIPAL FUND) AND IS INCORPORATED HEREIN BY REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1999, CONTAINING ADDITIONAL INFORMATION, HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS
PROSPECTUS AND PROXY STATEMENT. A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION MAY BE OBTAINED WITHOUT CHARGE BY WRITING THE FUNDS AT 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814, OR BY CALLING (800) 368-2745.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE  SHARES  OFFERED  BY THIS PROSPECTUS AND PROXY STATEMENT ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. WHEN INVESTORS SELL SHARES OF THE FUNDS, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY PAID.

                                TABLE OF CONTENTS


                                                          PAGE
     SUMMARY                                             __
     REASONS  FOR  THE  REORGANIZATION                   __
     EXPENSE COMPARISONS                                 __
     PERFORMANCE CHARTS                                  __
     FINANCIAL  HIGHLIGHTS                               __
     COMPARISON  OF  INVESTMENT  POLICIES                __
     INFORMATION  ABOUT  THE  REORGANIZATION             __
     ABOUT CALVERT GROUP                                 __
     COMPARATIVE  INFORMATION  ON  SHAREHOLDER  RIGHTS   __
     INFORMATION  ABOUT  THE  FUNDS                      __
     Other Business                                      __
     VOTING  INFORMATION                                 __
     ADJOURNMENT                                         __
     EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION    __

                                     SUMMARY

REASONS FOR THE REORGANIZATION. THE BOARD OF DIRECTORS OF CALVERT MUNICIPAL FUND, INC. (THE "DIRECTORS") BELIEVE THAT THE PROPOSED REORGANIZATION WOULD BE IN THE BEST INTERESTS OF THE SHAREHOLDERS OF THE STATE MUNICIPAL FUNDS IN CONSIDERING VARIOUS ISSUES CONNECTED WITH THE SMALL SIZE OF THE PORTFOLIOS FOR BOTH OF THE STATE MUNICIPAL FUNDS. BY COMBINING THE FUNDS, THE ASSETS OF THE STATE MUNICIPAL FUNDS COULD BE MORE EFFICIENTLY MANAGED SO AS TO possibly REDUCE EXPENSES AND ENHANCE RETURNS. ACCORDINGLY, IT HAS BEEN DETERMINED THAT IT WOULD BE BENEFICIAL TO THE STATE MUNICIPAL FUNDS' SHAREHOLDERS TO COMBINE INTO A LARGER MUNICIPAL FUND PORTFOLIO WITH RELATIVELY SIMILAR INVESTMENT OBJECTIVES AND POLICIES. THE NATIONAL MUNICIPAL FUND HAS AT LEAST FOUR (4) TIMES THE NET ASSETS OF BOTH INDIVIDUAL STATE MUNICIPAL FUNDS. ON MARCH 31, 2000, THE NATIONAL MUNICIPAL FUND HAD NET ASSETS OF $53.2 MILLION COMPARED
TO THE NET ASSETS OF $10.4 MILLION FOR THE MARYLAND MUNICIPAL FUND AND $13.6 MILLION FOR THE VIRGINIA MUNICIPAL FUND.

TO THIS END, THE DIRECTORS RECOMMEND THAT SHAREHOLDERS OF BOTH STATE MUNICIPAL FUNDS APPROVE THE PROPOSED MERGER OF THEIR FUNDS INTO THE NATIONAL MUNICIPAL FUND BECAUSE ALL PORTFOLIOS INVEST SOLELY IN MUNICIPAL OBLIGATIONS AND ARE MANAGED BY THE SAME PORTFOLIO MANAGER. THE NATIONAL MUNICIPAL FUND HOPES TO PRESERVE THE ASSETS OF THE STATE MUNICIPAL FUNDS WHILE IMPROVING THE ECONOMIES OF SCALE OF EACH PORTFOLIO. SEE "EXPENSE COMPARISONS" BELOW.

IN DETERMINING WHETHER TO RECOMMEND APPROVAL OF THE REORGANIZATION TO SHAREHOLDERS OF THE STATE MUNICIPAL FUNDS, THE DIRECTORS CONSIDERED A NUMBER OF FACTORS, INCLUDING, BUT NOT LIMITED TO: (I) THE CAPABILITIES AND RESOURCES OF THE NATIONAL MUNICIPAL FUND, THE ADVISOR AND OTHER SERVICE PROVIDERS IN THE AREAS OF INVESTMENT, MARKETING, AND SHAREHOLDER SERVICES; (II) THE EXPENSES AND ADVISORY FEES APPLICABLE TO THE STATE MUNICIPAL FUNDS AND THE NATIONAL MUNICIPAL FUND BEFORE THE REORGANIZATION AND THE ESTIMATED EXPENSE RATIOS OF THE NATIONAL MUNICIPAL FUND AFTER THE REORGANIZATION; (III) THE COMPARATIVE INVESTMENT PERFORMANCE OF EACH STATE MUNICIPAL FUND AND THE NATIONAL MUNICIPAL FUND; (IV) THE TERMS AND CONDITIONS OF THE AGREEMENT AND PLAN OF REORGANIZATION AND WHETHER THE REORGANIZATION WOULD RESULT IN DILUTION OF A STATE MUNICIPAL FUND'S SHAREHOLDER INTERESTS; (V) THE ECONOMIES OF SCALE POTENTIALLY REALIZABLE THROUGH THE COMBINATION OF THE FUNDS; (VI) THE IDENTICAL SERVICE FEATURES AVAILABLE TO SHAREHOLDERS OF THE FUNDS; (VII) THE COSTS ESTIMATED TO BE INCURRED TO COMPLETE THE REORGANIZATION; (VIII) THE FUTURE GROWTH PROSPECTS OF THE STATE MUNICIPAL FUNDS; AND (IX) THE ANTICIPATED TAX CONSEQUENCES OF THE REORGANIZATION.

IN  THIS  REGARD,  THE  DIRECTORS  REVIEWED  INFORMATION PROVIDED BY THE ADVISOR
RELATING TO THE ANTICIPATED IMPACT TO THE SHAREHOLDERS OF THE STATE MUNICIPAL FUNDS AS A RESULT OF THE REORGANIZATION. THE DIRECTORS CONSIDERED THE PROBABILITY THAT THE INCREASE IN ASSET LEVELS OF THE COMBINED FUND AFTER THE REORGANIZATION IS EXPECTED TO RESULT IN REDUCED PER SHARE EXPENSES AND ACHIEVEMENT OF ECONOMIES OF SCALE, ALTHOUGH THERE CAN, OF COURSE, BE NO ASSURANCES IN THIS REGARD. COMBINING THE NET ASSETS OF THE STATE MUNICIPAL FUNDS WITH THE ASSETS OF THE NATIONAL MUNICIPAL FUND SHOULD LEAD TO A MODEST REDUCTION AT FIRST OF TOTAL OPERATING EXPENSES FOR SHAREHOLDERS OF THE STATE MUNICIPAL FUNDS ON A PER SHARE BASIS, BY ALLOWING FIXED AND RELATIVELY FIXED COSTS, SUCH AS ACCOUNTING, LEGAL AND PRINTING EXPENSES, AND SERVICE FEES TO BE SPREAD OVER A LARGER ASSET BASE. MANAGEMENT ANTICIPATES THAT THE REORGANIZATION WOULD HAVE A DE MINIMIS YET SIMILARLY BENEFICIAL EFFECT UPON CURRENT SHAREHOLDERS OF THE NATIONAL MUNICIPAL FUND.

IN EVALUATING THE BENEFITS OF THE PROPOSED TRANSACTION, THE DIRECTORS ALSO CONSIDERED THE EFFECT OF THE LOSS OF A PORTION OF THE CAPITAL LOSS CARRYFORWARDS THAT MIGHT BE AVAILABLE TO EACH OF THE STATE MUNICIPAL FUNDS. MANAGEMENT HAS DETERMINED THAT THE BENEFITS OF THE PROPOSED REORGANIZATION OUTWEIGH THE UNCERTAIN POTENTIAL DETRIMENT RESULTING FROM POSSIBLE CONSTRAINTS IN THE USE OF CAPITAL LOSS CARRYFORWARDS. SEE "INFORMATION ABOUT THE REORGANIZATION."

PROPOSED TRANSACTION. THE DIRECTORS HAVE AUTHORIZED THE FUNDS TO ENTER INTO AN AGREEMENT AND PLAN OF REORGANIZATION (THE "AGREEMENT" OR "PLAN") PROVIDING FOR THE TRANSFER OF ALL THE ASSETS AND SUBSTANTIALLY ALL OF THE LIABILITIES OF THE STATE MUNICIPAL FUNDS TO THE NATIONAL MUNICIPAL FUND IN EXCHANGE FOR LIKE SHARES OF THE NATIONAL MUNICIPAL FUND. FOLLOWING THE TRANSFER, NATIONAL MUNICIPAL FUND SHARES WILL BE DISTRIBUTED TO THE RESPECTIVE SHAREHOLDERS OF THE STATE MUNICIPAL FUNDS IN LIQUIDATION OF BOTH OF THE STATE MUNICIPAL FUNDS, AND EACH OF THE STATE MUNICIPAL FUNDS WILL BE DISSOLVED. AS A RESULT OF THE PROPOSED TRANSACTION, EACH SHAREHOLDER OF THE STATE MUNICIPAL FUNDS WILL RECEIVE THAT NUMBER OF FULL AND FRACTIONAL NATIONAL MUNICIPAL FUND SHARES EQUAL IN VALUE AT THE DATE OF THE EXCHANGE TO THE VALUE OF SUCH SHAREHOLDER'S SHARES OF THE RESPECTIVE STATE MUNICIPAL FUND. FOR THE REASONS STATED ABOVE, THE DIRECTORS, INCLUDING THE INDEPENDENT DIRECTORS, HAVE CONCLUDED THAT THE REORGANIZATION WOULD BE IN THE BEST INTERESTS OF THE SHAREHOLDERS OF THE STATE MUNICIPAL FUNDS AND RECOMMEND SHAREHOLDER APPROVAL.

TAX CONSEQUENCES. THE PLAN IS CONDITIONED UPON RECEIPT BY THE STATE MUNICIPAL FUNDS OF AN OPINION OF COUNSEL THAT NO GAIN OR LOSS WILL BE RECOGNIZED BY THE STATE MUNICIPAL FUNDS OR THE STATE MUNICIPAL FUNDS' SHAREHOLDERS AS A RESULT OF THE REORGANIZATION. THE TAX BASIS OF NATIONAL MUNICIPAL FUND SHARES RECEIVED BY A SHAREHOLDER WILL BE THE SAME AS THE TAX BASIS OF THE SHAREHOLDER'S STATE MUNICIPAL FUND SHARES. IN ADDITION, THE TAX BASIS OF THE STATE MUNICIPAL FUNDS' ASSETS IN THE HANDS OF NATIONAL MUNICIPAL FUND AS A RESULT OF THE REORGANIZATION WILL BE THE SAME AS THE TAX BASIS OF SUCH ASSETS IN THE HANDS OF THE STATE MUNICIPAL FUNDS PRIOR TO THE REORGANIZATION. SEE "INFORMATION ABOUT THE REORGANIZATION."

INVESTMENT POLICIES. SHAREHOLDERS SHOULD CONSIDER THE DIFFERENCES IN INVESTMENT POLICIES BETWEEN THE STATE MUNICIPAL FUNDS AND NATIONAL MUNICIPAL FUND. WHILE ALL OF THE FUNDS SEEK THE HIGHEST LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAXES AS IS CONSISTENT WITH PRUDENT INVESTMENT MANAGEMENT, PRESERVATION OF CAPITAL, AND THE STATED QUALITY AND MATURITY CHARACTERISTICS, THE STATE MUNICIPAL FUNDS ALSO SEEK INTEREST INCOME EXEMPT FROM SPECIFIC STATE INCOME TAXES. THUS, THE FOCUS OF EACH INVESTMENT PORTFOLIO AND THE PORTFOLIO COMPOSITION OF EACH FUND IS DIFFERENT, AND IN FACT, THE RESULTING TAX TREATMENT MAY DIFFER BASED UPON THE EXTENT THAT INTEREST DIVIDENDS ARE NO LONGER SOLELY DERIVED FROM EARNINGS ATTRIBUTABLE TO MUNICIPAL OBLIGATIONS OF A PARTICULAR STATE.

PURCHASES. SHARES OF THE STATE MUNICIPAL FUNDS AND NATIONAL MUNICIPAL FUND ARE SOLD ON A CONTINUOUS BASIS AT NET ASSET VALUE PLUS THE APPROPRIATE SALES CHARGE WHICH IS SUBJECT TO REDUCTION BY RIGHT OF ACCUMULATION, GROUP PURCHASE, AND LETTER OF INTENT. EMPLOYEE PURCHASES AND CERTAIN PLANS QUALIFIED UNDER THE OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED (THE "CODE") MAY PURCHASE SHARES WITH NO SALES CHARGE, AND ALL FUND SHAREHOLDERS MAY REINVEST DIVIDENDS WITHOUT PAYING A SALES CHARGE. SHARES ISSUED IN THE REORGANIZATION WILL NOT BE ASSESSED ANY SALES CHARGE.

SALES CHARGES. THE FUNDS' SHARES ARE OFFERED AT NET ASSET VALUE PLUS A FRONT-END SALES CHARGE AS FOLLOWS:

AMOUNT  OF                          AS A % OF     AS A % OF
INVESTMENT                          OFFERING      NET AMOUNT
                                    PRICE         INVESTED

LESS  THAN  $50,000                     2.75%     2.83%
$50,000  BUT  LESS  THAN   $100,000     2.25%     2.30%
$100,000  BUT  LESS  THAN  $250,000     1.75%     1.78%
$250,000  BUT  LESS  THAN  $500,000     1.25%     1.27%
$500,000  BUT  LESS  THAN  $1,000,000   1.00%     1.01%
$1,000,000  AND  OVER                   NONE*     NONE*

*PURCHASES OF SHARES AT NET ASSET VALUE FOR ACCOUNTS WITH $1,000,000 OR MORE ARE SUBJECT TO A ONE YEAR CONTINGENT DEFERRED SALES CHARGE OF 1.00%.

THE MINIMUM INITIAL INVESTMENT IN EACH FUND IS $2,000 AND THE MINIMUM SUBSEQUENT INVESTMENT IS $250 (EXCEPT IN THE CASE OF CERTAIN RETIREMENT PLANS).

EXCHANGE PRIVILEGES. SHAREHOLDERS OF THE STATE MUNICIPAL FUNDS AND NATIONAL MUNICIPAL FUND MAY EXCHANGE FUND SHARES FOR SHARES OF A VARIETY OF OTHER CALVERT FUNDS. EACH SUCH EXCHANGE REPRESENTS A SALE OF FUND SHARES, WHICH MAY PRODUCE A GAIN OR LOSS FOR TAX PURPOSES. THERE IS NO ADDITIONAL CHARGE FOR EXCHANGES.

EXCHANGE REQUESTS WILL NOT BE ACCEPTED ON ANY DAY WHEN CALVERT GROUP IS OPEN BUT THE FUND'S CUSTODIAN BANK IS CLOSED (I.E., COLUMBUS DAY AND VETERAN'S DAY); THESE EXCHANGE REQUESTS WILL BE PROCESSED THE NEXT DAY THE FUND'S CUSTODIAN BANK IS OPEN.

EACH FUND AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL ANY PART OF ANY PURCHASES (INCLUDING EXCHANGE PURCHASES); MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THE PROSPECTUS. TO PROTECT THE INTEREST OF INVESTORS, EACH FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

THE STATE MUNICIPAL FUNDS AND NATIONAL MUNICIPAL FUND RESERVE THE RIGHT TO TERMINATE OR MODIFY THE EXCHANGE PRIVILEGE WITH 60 DAYS' WRITTEN NOTICE.

DISTRIBUTION PROCEDURES. THE STATE MUNICIPAL FUNDS AND NATIONAL MUNICIPAL FUND DISTRIBUTE DIVIDENDS MONTHLY AND PAY OUT THEIR NET REALIZED CAPITAL GAINS (IF
ANY) ONCE EACH YEAR. SHAREHOLDERS OF THE FUNDS MAY REINVEST DISTRIBUTIONS. YOUR EXISTING ELECTION IN THE STATE MUNICIPAL FUNDS WITH RESPECT TO DIVIDENDS AND/OR CAPITAL GAINS WILL BE CONTINUED WITH RESPECT TO THE SHARES OF NATIONAL MUNICIPAL FUND YOU ACQUIRE IN CONNECTION WITH THE REORGANIZATION UNLESS YOU NOTIFY THE NATIONAL MUNICIPAL FUND OF A NEW ELECTION.

REDEMPTION PROCEDURES. AT ANY TIME AND IN ANY AMOUNT, SHARES OF THE STATE MUNICIPAL FUNDS AND NATIONAL MUNICIPAL FUND MAY BE REDEEMED BY SENDING A LETTER OF INSTRUCTION, INCLUDING YOUR NAME, ACCOUNT AND FUND NUMBER, THE NUMBER OF SHARES OR DOLLAR AMOUNT, AND WHERE YOU WANT THE MONEY TO BE SENT. THIS LETTER OF INSTRUCTION MUST BE SIGNED BY ALL REQUIRED AUTHORIZED SIGNERS. FURTHER DOCUMENTATION MAY BE REQUIRED FROM CORPORATIONS, FIDUCIARIES, PENSION PLANS AND INSTITUTIONAL INVESTORS.

SHARES  MAY  ALSO  BE  REDEEMED  BY  TELEPHONE OR THROUGH BROKERS. THE FUNDS MAY
IMPOSE A CHARGE OF $5 FOR WIRE TRANSFERS OF LESS THAN $1,000. THE FUNDS MAY, AFTER 30 DAYS' NOTICE, CLOSE YOUR ACCOUNTS IF THE ACCOUNT FALLS BELOW $1,000 AND THE BALANCE IS NOT BROUGHT UP TO THE REQUIRED MINIMUM AMOUNT.

VALUATION PRACTICES. A FUND'S ASSETS ARE NORMALLY VALUED UTILIZING THE AVERAGE BID DEALER MARKET QUOTATION AS FURNISHED BY AN INDEPENDENT PRICING SERVICE. SECURITIES AND OTHER ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT READILY AVAILABLE ARE VALUED BASED ON THE CURRENT MARKET FOR SIMILAR SECURITIES OR ASSETS, AS DETERMINED IN GOOD FAITH BY THE FUND'S ADVISOR UNDER THE SUPERVISION OF THE BOARD OF DIRECTORS. THE FUND DETERMINES THE NET ASSET VALUE OF ITS SHARES EVERY BUSINESS DAY AT THE CLOSE OF THE REGULAR SESSION OF THE NEW YORK STOCK EXCHANGE (GENERALLY, 4:00 P.M. EASTERN TIME), AND AT SUCH OTHER TIMES AS MAY BE NECESSARY OR APPROPRIATE. THE FUND DOES NOT DETERMINE NET ASSET VALUE ON CERTAIN NATIONAL HOLIDAYS OR OTHER DAYS ON WHICH THE NEW YORK STOCK EXCHANGE IS CLOSED:
NEW YEAR'S DAY, MARTIN LUTHER KING DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

                               EXPENSE COMPARISONS

     NATIONAL  MUNICIPAL  FUND
     -------------------------
     SHAREHOLDER  FEES
     MAXIMUM  SALES  CHARGE
     (LOAD)  IMPOSED  ON
     PURCHASES  (AS A PERCENTAGE OF
     OFFERING  PRICE)                              2.75%

     MAXIMUM  DEFERRED  SALES  CHARGE  (LOAD)      NONE1
     ANNUAL  FUND  OPERATING  EXPENSES2
     MANAGEMENT  FEES                              0.70%

     DISTRIBUTION  AND  SERVICE  (12B-1)  FEES     0.00%
     OTHER  EXPENSES                               0.23%
     TOTAL  ANNUAL  FUND  OPERATING  EXPENSES      0.93%

     MARYLAND  MUNICIPAL  FUND
     -------------------------
     SHAREHOLDER  FEES
     MAXIMUM  SALES  CHARGE  (LOAD)
     IMPOSED  ON  PURCHASES
     (AS A PERCENTAGE OF OFFERING  PRICE)          2.75%

     MAXIMUM  DEFERRED  SALES  CHARGE  (LOAD)      NONE1
     ANNUAL  FUND  OPERATING  EXPENSES2
     MANAGEMENT  FEES                              0.70%

     DISTRIBUTION  AND  SERVICE  (12B-1)  FEES     0.00%
     OTHER  EXPENSES                               0.33%
     TOTAL  ANNUAL  FUND  OPERATING  EXPENSES      1.03%

     VIRGINIA  MUNICIPAL  FUND
     -------------------------
     SHAREHOLDER  FEES
     MAXIMUM  SALES  CHARGE  (LOAD)  IMPOSED
     ON  PURCHASES  (AS A PERCENTAGE OF
     OFFERING  PRICE)                              2.75%

     MAXIMUM  DEFERRED  SALES  CHARGE  (LOAD)      NONE1
     ANNUAL  FUND  OPERATING  EXPENSES2
     MANAGEMENT  FEES                              0.70%

     DISTRIBUTION  AND  SERVICE  (12B-1)  FEES     0.00%
     OTHER  EXPENSES                               0.34%
     TOTAL  ANNUAL  FUND  OPERATING  EXPENSES      1.04%

     PRO  FORMA
     (SURVIVING NATIONAL)
     SHAREHOLDER  FEES
     MAXIMUM  SALES  CHARGE  (LOAD)
     IMPOSED  ON  PURCHASES
     (AS A PERCENTAGE OF OFFERING  PRICE)          2.75%

     MAXIMUM  DEFERRED  SALES  CHARGE  (LOAD)      NONE1
     ANNUAL  FUND  OPERATING  EXPENSES2
     MANAGEMENT  FEES                              0.70%

     DISTRIBUTION  AND  SERVICE  (12B-1)  FEES     0.00%
     OTHER  EXPENSES                               0.26%
     TOTAL  ANNUAL  FUND  OPERATING  EXPENSES      0.96%

1 PURCHASES OF SHARES FOR ACCOUNTS WITH $1 MILLION OR MORE ARE NOT SUBJECT TO FRONT-END SALES CHARGES, BUT MAY BE SUBJECT TO A 1.0% CONTINGENT DEFERRED SALES CHARGE ON SHARES REDEEMED WITHIN 1 YEAR OF PURCHASE.
2 EXPENSES ARE BASED ON EACH FUND'S MOST RECENT FISCAL YEAR, UNLESS OTHERWISE INDICATED. MANAGEMENT FEES INCLUDE THE ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR.

EXAMPLE. THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT:

-     YOU  INVEST $10,000  IN  THE  FUND  FOR  THE  TIME  PERIODS  INDICATED;
-     YOUR  INVESTMENT  HAS  A  5%  RETURN  EACH  YEAR;  AND
-     THE  FUND'S  OPERATING  EXPENSES  REMAIN  THE  SAME.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE:

FUND  (UNAUDITED)           1  YEAR   3  YEARS  5  YEARS  10  YEARS
-----------------

NATIONAL  MUNICIPAL  FUND     $367        $563       $776     $1,387

MARYLAND  MUNICIPAL  FUND     $377        $594       $828     $1,500

VIRGINIA  MUNICIPAL  FUND     $378        $597       $833     $1,511

PRO  FORMA
(SURVIVING NATIONAL           $370        $572       $791     $1,421

DISTRIBUTION AND SERVICE FEES. THE FUNDS HAVE ADOPTED A PLAN UNDER RULE 12B-1 OF THE INVESTMENT COMPANY ACT OF 1940 THAT ALLOWS EACH FUND TO PAY DISTRIBUTION FEES FOR THE SALE AND DISTRIBUTION OF ITS SHARES. THE DISTRIBUTION PLAN ALSO PAYS SERVICE FEES TO PERSON (SUCH AS YOUR FINANCIAL PROFESSIONAL) FOR SERVICES PROVIDED TO SHAREHOLDERS. BECAUSE THESE FEES ARE PAID OUT OF A FUND'S ASSETS ON AN ONGOING BASIS, OVER TIME, THESE FEES WILL INCREASE THE COSTS OF YOUR INVESTMENT AND MY COST YOU MORE THAN PAYING OTHER TYPES OF SALES CHARGES.

THE MAXIMUM ANNUAL PERCENTAGE PAYABLE UNDER EACH FUND'S DISTRIBUTION PLAN TOTALS 0.25%, BASED ON AVERAGE DAILY NET ASSETS OF EACH FUND.

                                PERFORMANCE CHARTS

THE BAR CHARTS AND TABLES BELOW SHOW EACH FUND'S ANNUAL RETURNS AND ITS LONG-TERM PERFORMANCE. THE INFORMATION PROVIDES SOME INDICATION OF THE RISKS OF INVESTING IN EACH FUND BY SHOWING CHANGES IN EACH FUND'S PERFORMANCE FROM YEAR-TO-YEAR AND BY SHOWING HOW AVERAGE ANNUAL RETURNS COMPARE WITH THOSE OF A BROAD MEASURE OF MARKET PERFORMANCE. THE TABLE COMPARES EACH FUND'S PERFORMANCE OVER TIME TO THAT OF THE LEHMAN MUNICIPAL 10 YEAR BOND INDEX TR. THIS IS A WIDELY RECOGNIZED, UNMANAGED INDEX OF BOND PRICES. IT ALSO SHOWS EACH FUND'S RETURNS COMPARED TO COMPARABLE LIPPER MUNICIPAL DEBT FUNDS INDEXES OR AVERAGES, A COMPOSITE OF THE ANNUAL RETURN OF MUTUAL FUNDS THAT HAVE AN INVESTMENT GOAL SIMILAR TO THAT OF THE RESPECTIVE FUND. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW ANY FUND WILL PERFORM IN THE FUTURE.

THE BAR CHART DOES NOT REFLECT ANY SALES CHARGE THAT YOU MAY BE REQUIRED TO PAY UPON PURCHASE OR REDEMPTION OF THE FUND'S SHARES. ANY SALES CHARGE WILL REDUCE YOUR RETURN. THE AVERAGE TOTAL RETURN TABLE SHOWS RETURNS WITH THE MAXIMUM SALES CHARGE DEDUCTED. NO SALES CHARGE HAS BEEN APPLIED TO THE INDEX OR AVERAGE USED FOR COMPARISON IN THE TABLE.

NATIONAL
YEAR BY YEAR TOTAL RETURN (AT NAV)

                   [INSERT BAR CHART HERE]
      Best Quarter (of periods shown)    Q1 '95    5.19%
      Worst Quarter (of periods shown)   Q1 '94  (2.40%)


Average Annual Total Returns (as of 12.31.99)
(with maximum sales charge deducted)
                                      1 year    5 year     Since
                                                       Inception
Intermediate (inception 9/30/92)     (4.74%)     4.99%     4.75%
Lehman Municipal Bond
10 year Index TR                     (1.25%)     7.12%     7.10%
Lipper Intermediate Municipal
Fund Index                           (1.37%)     5.59%     5.90%

MARYLAND
YEAR BY YEAR TOTAL RETURN (AT NAV)

                   [INSERT BAR CHART HERE]
      Best Quarter (of periods shown)    Q1 '95    5.40%
      Worst Quarter (of periods shown)   Q1 '94   -3.51%


Average Annual Total Returns (as of 12.31.99)
(with maximum sales charge deducted)
                                     1 year     5 year     Since
                                                       Inception
Maryland (inception 9/30/93)        (4.57%)      4.97%     3.77%
Lehman Municipal Bond
10 year Index TR                    (1.25%)      7.12%     7.10%
Lipper Other States Intermediate
Municipal Debt Funds Average        (2.06%)      5.19%     5.32%

VIRGINIA
YEAR BY YEAR TOTAL RETURN (AT NAV)

                   [INSERT BAR CHART HERE]
      Best Quarter (of periods shown)     Q1 '95    5.80%
      Worst Quarter (of periods shown)    Q1 '94   -2.95%

Average Annual Total Returns (as of 12.31.99)
(with maximum sales charge deducted)
                                     1 year     5 year     Since
                                                       Inception
Virginia (inception 9/30/93)        (4.56%)      4.78%     3.81%
Lehman Municipal Bond
10 year Index TR                    (1.25%)      7.12%     7.10%
Lipper Virginia Intermediate
Municipal Debt Funds Average        (1.81%)      5.26%     5.61%

                              FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUNDS' FINANCIAL PERFORMANCE FOR THE PAST FIVE (5) YEARS. THE FUNDS' FISCAL YEAR IS DECEMBER 31. INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE SHARE, BY FUND. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED (OR LOST) ON AN INVESTMENT IN A FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS), AND DOES NOT REFLECT ANY APPLICABLE FRONT- OR BACK-END SALES CHARGE. THIS INFORMATION HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS LLP, WHOSE REPORT, ALONG WITH A FUND'S FINANCIAL STATEMENTS, ARE INCLUDED IN THE FUND'S ANNUAL REPORT, WHICH IS AVAILABLE UPON REQUEST.



NATIONAL  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                      YEARS  ENDED
                        DECEMBER  31,  DECEMBER  31,   DECEMBER  31,
                              1999        1998                 1997
NET ASSET VALUE, BEGINNING   $10.82           $10.79          $10.56
INCOME  FROM  INVESTMENT
OPERATIONS
NET  INVESTMENT  INCOME         .43              .45             .50
NET  REALIZED  AND  UNREALIZED
            GAIN  (LOSS)       (.64)             .13             .23
TOTAL FROM INVESTMENT
OPERATIONS                     (.21)             .58             .73
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME   (.43)            (.46)          (.50)
     NET  REALIZED  GAINS      (.06)            (.09)              -
          TOTAL  DISTRIBUTIONS (.49)            (.55)          (.50)
TOTAL INCREASE (DECREASE)
IN NET ASSET VALUE             (.70)             .03             .23
NET  ASSET  VALUE,  ENDING   $10.12           $10.82          $10.79

TOTAL  RETURN  *              (2.01%)           5.46%          7.11%
RATIOS  TO  AVERAGE  NET
ASSETS:
     NET  INVESTMENT  INCOME   4.12%            4.17%          4.71%
     TOTAL  EXPENSES            .93%             .97%           .97%
     EXPENSES  BEFORE  OFFSETS  .93%             .97%           .97%
     NET  EXPENSES              .90%             .94%           .94%
PORTFOLIO  TURNOVER              38%              44%            29%
NET  ASSETS,  ENDING  (IN  THOUSANDS)
                            $58,093          $71,065         $48,933


                                              YEARS  ENDED
                                        DECEMBER 31,    DECEMBER 31,
                                           1996              1995
NET  ASSET  VALUE,  BEGINNING                 $10.62           $9.81
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                     .50             .51
NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)    (.06)            .80
          TOTAL  FROM  INVESTMENT  OPERATIONS    .44            1.31
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                    (.50)          (.50)
     NET  REALIZED  GAINS                          -               -
          TOTAL  DISTRIBUTIONS                  (.50)          (.50)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE    (.06)            .81
NET  ASSET  VALUE,  ENDING                    $10.56          $10.62

TOTAL  RETURN  *                                4.32%         13.64%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                    4.83%          4.97%
     TOTAL  EXPENSES                            1.04%           .96%
     EXPENSES  BEFORE  OFFSETS                  1.04%           .96%
     NET  EXPENSES                              1.01%           .94%
PORTFOLIO  TURNOVER                               23%            57%
NET  ASSETS,  ENDING  (IN  THOUSANDS)        $45,612         $40,146

MARYLAND  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                      YEARS  ENDED
                      DECEMBER  31,    DECEMBER  31,   DECEMBER  31,
                         1999             1998            1997
NET ASSET VALUE, BEGINNING    $5.21            $5.18           $5.03
INCOME  FROM  INVESTMENT
OPERATIONS
     NET  INVESTMENT  INCOME    .21              .21             .23
NET REALIZED AND UNREALIZED
                  GAIN (LOSS)  (.30)             .04             .15
TOTAL FROM INVESTMENT OPERATIONS (.09)           .25             .38
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME   (.21)            (.22)          (.23)
TOTAL INCREASE (DECREASE)
        IN NET ASSET VALUE     (.30)             .03             .15
NET  ASSET  VALUE,  ENDING    $4.91            $5.21           $5.18

TOTAL  RETURN  *              (1.82%)           4.88%          7.68%
RATIOS  TO  AVERAGE  NET
ASSETS:
     NET  INVESTMENT  INCOME   4.08%            4.13%          4.48%
     TOTAL  EXPENSES           1.03%             .97%           .99%
EXPENSES  BEFORE  OFFSETS      1.03%             .97%           .99%

     NET  EXPENSES              .98%             .93%           .92%
PORTFOLIO  TURNOVER               0%              24%            13%
NET ASSETS, ENDING (IN THOUSANDS)
                            $10,711          $12,165         $12,437


                                               YEARS  ENDED
                                       DECEMBER  31,   DECEMBER  31,
                                          1996            1995
NET  ASSET  VALUE,  BEGINNING                  $5.06           $4.67
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                     .23             .24
NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)    (.04)            .39
          TOTAL  FROM  INVESTMENT  OPERATIONS    .19             .63
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                    (.22)          (.24)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE    (.03)            .39
NET  ASSET  VALUE,  ENDING                     $5.03           $5.06

TOTAL  RETURN  *                                3.96%         13.66%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                    4.59%          4.87%
     TOTAL  EXPENSES                            1.04%           .94%
     EXPENSES  BEFORE  OFFSETS                  1.00%           .51%
     NET  EXPENSES                               .94%           .48%
PORTFOLIO  TURNOVER                                8%            11%
NET  ASSETS,  ENDING  (IN  THOUSANDS)        $12,023          $9,411

VIRGINIA  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                      YEARS  ENDED
                      DECEMBER  31,    DECEMBER  31,   DECEMBER  31,
                         1999             1998            1997
NET ASSET VALUE, BEGINNING    $5.25            $5.21           $5.10
INCOME  FROM  INVESTMENT
OPERATIONS
     NET  INVESTMENT  INCOME    .20              .21             .22
NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)
                               (.29)             .04             .11
TOTAL FROM INVESTMENT
OPERATIONS                     (.09)           .25             .33
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME   (.20)            (.21)          (.22)
TOTAL INCREASE (DECREASE)
           IN NET ASSET VALUE  (.29)             .04             .11
NET  ASSET  VALUE,  ENDING    $4.96            $5.25           $5.21

TOTAL  RETURN*                (1.84%)           4.88%          6.71%
RATIOS  TO  AVERAGE  NET
ASSETS:
     NET  INVESTMENT  INCOME   3.85%            4.03%          4.38%
     TOTAL  EXPENSES           1.04%             .97%           .96%
EXPENSES  BEFORE  OFFSETS      1.04%             .97%           .96%
     NET  EXPENSES             1.00%             .93%           .88%
PORTFOLIO  TURNOVER              12%              36%             8%
NET ASSETS, ENDING
(IN THOUSANDS)
                            $14,317          $14,439         $13,542



                                            YEARS  ENDED
                                       DECEMBER  31,   DECEMBER  31,
                                          1996            1995
NET  ASSET  VALUE,  BEGINNING                  $5.13           $4.74
INCOME  FROM  INVESTMENT  OPERATIONS
     NET  INVESTMENT  INCOME                     .22             .24
NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)    (.03)            .39
          TOTAL  FROM  INVESTMENT  OPERATIONS    .19             .63
DISTRIBUTIONS  FROM
     NET  INVESTMENT  INCOME                    (.22)          (.24)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE    (.03)            .39
NET  ASSET  VALUE,  ENDING                     $5.10           $5.13

TOTAL  RETURN*                                  3.82%         13.54%
RATIOS  TO  AVERAGE  NET  ASSETS:
     NET  INVESTMENT  INCOME                    4.35%          4.86%
     TOTAL  EXPENSES                            1.03%           .92%
     EXPENSES  BEFORE  OFFSETS                  1.00%           .54%
     NET  EXPENSES                               .92%           .51%
PORTFOLIO  TURNOVER                                4%            11%
NET  ASSETS,  ENDING  (IN  THOUSANDS)         $12,618         $7,295


*  TOTAL RETURN DOES NOT REFLECT DEDUCTION OF FRONT-END SALES CHARGE.

COMPARATIVE PERFORMANCE INFORMATION. TOTAL RETURN FOR EACH FUND'S SHARES FOR THE PERIODS INDICATED ARE AS FOLLOWS:

TOTAL  RETURNS  WITH  MAXIMUM  SALES  CHARGE  (AVERAGE  ANNUAL  TOTAL  RETURNS)

PERIODS  ENDED
DECEMBER  31,  1999  (UNAUDITED)     ONE  YEAR     FIVE YEAR     SINCE INCEPTION
--------------------------------     ---------     ---------     ---------------
NATIONAL  MUNICIPAL  FUND     (4.74%)     4.99%     4.75%  (9/30/92)
MARYLAND  MUNICIPAL  FUND     (4.57%)     4.97%     3.77%  (9/30/93)
VIRGINIA  MUNICIPAL  FUND     (4.56%)     4.78%    _3.81%  (9/30/93)

TOTAL  RETURNS  WITHOUT  MAXIMUM  SALES  CHARGE

PERIODS  ENDED
  DECEMBER 31, 1999
  (UNAUDITED)                ONE YEAR     FIVE YEAR     SINCE INCEPTION
  -----------------------------     --------     ---------     ---------------
NATIONAL  MUNICIPAL  FUND     (2.01%)     5.59%     5.14%  (9/30/92)
MARYLAND  MUNICIPAL  FUND     (1.82%)     5.55%     4.23%  (9/30/93)
VIRGINIA  MUNICIPAL  FUND     (1.84%)     5.35%     4.27%  (9/30/93)

THE  TOTAL  RETURN  FIGURES  SHOWN ABOVE INCLUDE THE EFFECT OF THE MAXIMUM SALES
CHARGE OF 2.75%, CHANGES IN SHARE PRICE, AND REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. TOTAL RETURN IS BASED ON HISTORICAL EARNINGS AND ASSETS VALUE FLUCTUATIONS AND IS NOT INTENDED TO INDICATE FUTURE PERFORMANCE. NO ADJUSTMENTS ARE MADE TO REFLECT ANY INCOME TAXES PAYABLE BY SHAREHOLDERS.

                        COMPARISON OF INVESTMENT POLICIES

AS NOTED IN THE "SUMMARY" ABOVE, THE INVESTMENT OBJECTIVES OF THE FUNDS ARE SIMILAR. THE NATIONAL MUNICIPAL FUND AND THE STATE MUNICIPAL FUNDS "SEEK TO EARN THE HIGHEST LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAXES" HOWEVER, THE NATIONAL MUNICIPAL FUND WILL NOT SEEK AND ITS DISTRIBUTIONS WILL NOT NECESSARILY BE, EXEMPT FROM ANY STATE INCOME TAXES. FOR ALL OF THE FUNDS, THE INTEREST OF CERTAIN OBLIGATIONS MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX. THE FUNDS INVEST IN NO DIVERSIFIED PORTFOLIOS OF MUNICIPAL OBLIGATIONS. NONETHELESS, THERE ARE CERTAIN DIFFERENCES IN ADDITION TO THE DIFFERENCES IN STATE INCOME TAXATION.

THE NATIONAL MUNICIPAL FUND INVESTS AT LEAST 5% OF ITS TOTAL ASSETS IN MUNICIPAL OBLIGATIONS WITH INTEREST THAT, FOR MOST INVESTORS, IS EXEMPT FROM FEDERAL INCOME TAX. MUNICIPAL OBLIGATIONS IN WHICH THE NATIONAL MUNICIPAL FUND MAY INVEST INCLUDE, BUT ARE NOT LIMITED TO TAX-SUPPORTED DEBT (GENERAL OBLIGATION
BONDS OF STATE AND LOCAL ISSUERS), VARIOUS TYPES OF REVENUE DEBT (TRANSPORTATION, HOUSING, UTILITIES, HOSPITAL), SPECIAL TAX OBLIGATIONS, AND QUALIFIED PRIVATE ACTIVITY BONDS AND OTHER STATE AND LOCAL GOVERNMENT AUTHORITIES, MUNICIPAL LEASE AND CERTIFICATES OF PARTICIPATION IN SUCH INVESTMENTS.

THE STATE MUNICIPAL FUNDS INVEST IN STATE-SPECIFIC MUNICIPAL OBLIGATIONS WITH INTEREST THAT, FOR MOST INVESTORS, IS EXEMPT FROM FEDERAL AND THAT STATE'S INCOME TAX. BOTH STATE MUNICIPAL FUNDS INVEST AT LEAST 65% OF THEIR RESPECTIVE TOTAL ASSETS IN MUNICIPAL OBLIGATIONS WITH INTEREST THAT IS EXEMPT FROM FEDERAL AND THE RESPECTIVE STATE'S INCOME TAX, INCLUDING THOSE ISSUED BY OR ON BEHALF OF THE STATE FOR WHICH THE FUND IS NAMED AND ITS POLITICAL SUBDIVISIONS. BOTH STATE MUNICIPAL FUNDS ALSO ATTEMPT TO INVEST THEIR RESPECTIVE REMAINING 35% OF IT'S TOTAL ASSETS IN SUCH OBLIGATIONS, BUT MAY INVEST IT IN MUNICIPAL OBLIGATIONS OF OTHER STATES, TERRITORIES AND POSSESSIONS OF THE UNITED STATES, THE DISTRICT OF COLUMBIA AND THEIR RESPECTIVE AUTHORITIES, AGENCIES,
INSTRUMENTALITIES AND POLITICAL SUBDIVISIONS OR IN SHORT-TERM TAXABLE MONEY MARKET-TYPE INSTRUMENTS.

FOR LIQUIDITY PURPOSES OR PENDING THE INVESTMENT OF THE PROCEEDS OF THE SALE OF ITS SHARES, BOTH STATE MUNICIPAL FUNDS INVEST IN AND DERIVE UP TO 35% OF THEIR RESPECTIVE INCOME FROM TAXABLE SHORT-TERM MONEY MARKET TYPE INVESTMENTS WHEREAS THE NATIONAL MUNICIPAL FUND IS LIMITED IN MAKING SUCH TEMPORARY INVESTMENTS UP TO 20% OF ITS INCOME.

THERE IS RISK INHERENT IN INVESTING PRIMARILY IN THE OBLIGATIONS OF ANY ONE STATE, SINCE ECONOMIC AND POLITICAL CHANGES IN THE STATE MAY AFFECT THOSE OBLIGATIONS WHEREAS THE NATIONAL MUNICIPAL FUND, INVESTING IN VARIOUS STATES, DOES NOT EXPOSE ITSELF TO THE RISKS INHERENT IN INVESTING IN A SINGLE STATE.

THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS ARE IDENTICAL EXCEPT THAT THE NATIONAL MUNICIPAL FUND MAY NOT PURCHASE OR SELL PHYSICAL COMMODITIES EXCEPT THAT IT MAY ENTER INTO FUTURES CONTRACTS AND OPTIONS THEREON WHEREAS THE STATE MUNICIPAL FUNDS ARE NOT SO RESTRICTED. FURTHER, THE STATE MUNICIPAL FUNDS MAY NOT MAKE ANY LOANS WHEREAS THE NATIONAL MUNICIPAL FUND MAY MAKE LOANS THROUGH THE PURCHASE OF MONEY MARKET INSTRUMENTS AND REPURCHASE AGREEMENTS OR BY THE PURCHASE OF BONDS, DEBENTURES OR OTHER DEBT SECURITIES. ACCORDINGLY, THE NATIONAL MUNICIPAL FUND MAY LEND ITS PORTFOLIO SECURITIES TO MEMBER FIRMS OF THE NEW YORK STOCK EXCHANGE AND COMMERCIAL BANKS WITH ASSETS OF ONE BILLION DOLLARS OR MORE, PROVIDED THE VALUE OF THE SECURITIES LOANED FROM THE FUND WILL NOT EXCEED ONE-THIRD OF THE FUND'S ASSETS. LOANS MUST BE SECURED CONTINUOUSLY IN THE FORM OF CASH OR CASH EQUIVALENTS SUCH AS U.S. TREASURY BILLS; THE AMOUNT OF THE COLLATERAL MUST ON A CURRENT BASIS EQUAL OR EXCEED THE MARKET VALUE OF THE LOANED SECURITIES, AND THE FUND MUST BE ABLE TO TERMINATE SUCH LOANS UPON NOTICE AT ANY TIME. THE ADVANTAGE OF SUCH LOANS IS THAT THE FUND CONTINUES TO RECEIVE THE EQUIVALENT OF THE INTEREST EARNED OR DIVIDENDS PAID BY THE ISSUERS ON THE LOANED SECURITIES WHILE AT THE SAME TIME EARNING INTEREST ON THE CASH OR
EQUIVALENT COLLATERAL WHICH MAY BE INVESTED IN ACCORDANCE WITH THE NATIONAL MUNICIPAL FUND'S INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS. THE NATIONAL MUNICIPAL FUND MAY ALSO PURCHASE DEBT SECURITIES SUBJECT TO REPURCHASE AGREEMENTS WHICH ARE ARRANGEMENTS UNDER WHICH THE FUND BUYS A SECURITY AND THE SELLER SIMULTANEOUSLY AGREES TO REPURCHASE THE SECURITY AT A SPECIFIED TIME AND PRICE REFLECTING A MARKET RATE OF INTEREST. THE FUND ENGAGES IN REPURCHASE AGREEMENTS IN ORDER TO EARN A HIGHER RATE OF RETURN THAN IT COULD EARN SIMPLY BY INVESTING IN THE OBLIGATION WHICH IS THE SUBJECT OF THE REPURCHASE AGREEMENT.

NONE OF THE FUNDS MAY INVEST 25% OR MORE OF ITS ASSETS IN ANY PARTICULAR INDUSTRY OR INDUSTRIES, HOWEVER, BOTH STATE MUNICIPAL FUNDS MAY INVEST MORE THAN 25% OF THEIR RESPECTIVE ASSETS IN OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES BUT WILL INVEST IN MORE THAN 20% OF THEIR RESPECTIVE NET ASSETS IN SUCH OBLIGATIONS ONLY DURING ABNORMAL MARKET CONDITIONS. FURTHER, BOTH STATE MUNICIPAL FUNDS MAY NOT INVEST 25% OR MORE OF THEIR RESPECTIVE ASSETS IN THE SECURITIES OF ANY ONE ISSUER.

THE NONFUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS ARE IDENTICAL EXCEPT THAT THE NATIONAL MUNICIPAL FUND MAY NOT: PURCHASE OR SELL A FUTURES CONTRACT OR AN OPTION THEREON IF IMMEDIATELY THEREAFTER, THE SUM OF THE AMOUNT OF INITIAL MARGIN DEPOSITS ON FUTURES AND PREMIUMS ON SUCH OPTIONS WOULD EXCEED 5% OF THE FUND'S NET ASSETS; INVEST IN PUTS OR CALLS ON A SECURITY, INCLUDING STRADDLES, SPREADS, OR ANY COMBINATION, IF THE VALUE OF THAT OPTION PREMIUM, WHEN
AGGREGATED WITH THE PREMIUMS ON ALL OTHER OPTIONS ON SECURITIES HELD BY THE FUND, EXCEEDS 5% OF THE FUND'S TOTAL ASSETS; OR PURCHASE SECURITIES ON MARGIN, EXCEPT THAT IT MAY MAKE MARGIN DEPOSITS IN CONNECTION WITH FUTURES CONTACTS OR OPTIONS ON FUTURES.

                           ABOUT CALVERT GROUP

CALVERT ASSET MANAGEMENT COMPANY, INC., 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MD 20814, IS THE FUNDS' INVESTMENT ADVISOR. THE ADVISOR PROVIDES
THE FUNDS WITH INVESTMENT SUPERVISION AND MANAGEMENT AND OFFICE SPACE; FURNISHES EXECUTIVE AND OTHER PERSONNEL TO THE FUNDS, AND PAYS THE SALARIES AND FEES OF ALL DIRECTORS WHO ARE AFFILIATED PERSONS OF THE ADVISOR. IT HAS BEEN
MANAGING MUTUAL FUNDS SINCE 1976. IT IS THE INVESTMENT ADVISOR FOR OVER 25 MUTUAL FUND PORTFOLIOS, INCLUDING THE FIRST AND LARGEST FAMILY OF SOCIALLY SCREENED FUNDS. AS OF DECEMBER 31, 1999, CALVERT HAD OVER $6.5 BILLION IN ASSETS UNDER MANAGEMENT.

THE ADVISOR USES A TEAM APPROACH TO ITS MANAGEMENT OF OF THE FUNDS. SINCE INCEPTION, INVESTMENT SELECTIONS FOR THE FUNDS HAVE BEEN MADE BY RENO J. MARTINI AND DANIEL K. HAYES. MR. MARTINI, SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER OF THE ADVISOR, OVERSEES THE INVESTMENT MANAGEMENT OF ALL CALVERT FUNDS FOR THE ADVISOR. MR. MARTINI HAS OVER 15 YEARS OF EXPERIENCE IN EVALUATING AND PURCHASING MUNICIPAL SECURITIES AND HAS BEEN THE HEAD OF THE ADVISOR'S ASSET MANAGEMENT TEAM SINCE 1985.

ADVISORY FEES. THE AGGREGATE ANNUAL ADVISORY FEE PAID TO THE ADVISOR BY THE FUNDS FOR THE MOST RECENT FISCAL YEAR AS A PERCENTAGE OF EACH FUND'S AVERAGE DAILY NET ASSETS WAS 0.60%.

                      INFORMATION ABOUT THE REORGANIZATION

PLAN OF REORGANIZATION. THE PROPOSED AGREEMENT AND PLAN OF REORGANIZATION (THE "AGREEMENT" OR "PLAN") PROVIDES THAT NATIONAL MUNICIPAL FUND WILL ACQUIRE ALL THE ASSETS AND SUBSTANTIALLY ALL OF THE LIABILITIES OF THE STATE MUNICIPAL FUNDS IN EXCHANGE FOR SHARES OF NATIONAL MUNICIPAL FUND ON THE CLOSING DATE (AS DEFINED IN SECTION 2(B) OF THE PLAN). A COPY OF THE PLAN IS ATTACHED AS EXHIBIT A TO THIS PROXY STATEMENT. DISCUSSION OF THE PLAN HEREIN IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO THE PLAN IN EXHIBIT A. THE NUMBER OF FULL AND FRACTIONAL NATIONAL MUNICIPAL FUND SHARES TO BE ISSUED TO SHAREHOLDERS OF THE STATE MUNICIPAL FUNDS WILL EQUAL THE VALUE OF THE SHARES OF THE STATE MUNICIPAL FUNDS OUTSTANDING IMMEDIATELY PRIOR TO THE REORGANIZATION. PORTFOLIO SECURITIES OF THE STATE MUNICIPAL FUNDS AND NATIONAL MUNICIPAL FUND WILL BE VALUED IN ACCORDANCE WITH THE VALUATION PRACTICES OF NATIONAL MUNICIPAL FUND DISCUSSED HEREIN AT THE TIME OF THE REORGANIZATION, NATIONAL MUNICIPAL FUND WILL ASSUME AND PAY ALL OF BOTH STATE MUNICIPAL FUNDS' THEN-CURRENT OBLIGATIONS AND LIABILITIES. THE REORGANIZATION WILL BE ACCOUNTED FOR BY THE METHOD OF ACCOUNTING FOR TAX-FREE REORGANIZATIONS OF INVESTMENT COMPANIES, SOMETIMES REFERRED TO AS THE "POOLING WITHOUT RESTATEMENT" METHOD.

AS SOON AS PRACTICABLE AFTER THE CLOSING DATE, THE STATE MUNICIPAL FUNDS WILL LIQUIDATE AND DISTRIBUTE PRO RATA TO THEIR SHAREHOLDERS OF RECORD AS OF THE CLOSE OF BUSINESS ON THE CLOSING DATE THE FULL AND FRACTIONAL SHARES OF NATIONAL MUNICIPAL FUND AT AN AGGREGATE NET ASSET VALUE EQUAL TO THE VALUE OF THE SHAREHOLDER'S INVESTMENT IN THE STATE MUNICIPAL FUNDS NEXT DETERMINED AFTER THE EFFECTIVE TIME OF THE TRANSACTION. THIS METHOD OF VALUATION IS ALSO CONSISTENT WITH INTERPRETATIONS OF RULE 22C-1 UNDER THE INVESTMENT COMPANY ACT OF 1940 BY THE SECURITIES AND EXCHANGE COMMISSION'S DIVISION OF INVESTMENT MANAGEMENT. SUCH LIQUIDATION AND DISTRIBUTION WILL BE ACCOMPLISHED BY THE ESTABLISHMENT OF ACCOUNTS ON THE SHARE RECORDS OF NATIONAL MUNICIPAL FUND IN THE NAME OF SUCH STATE MUNICIPAL FUNDS' SHAREHOLDERS, EACH REPRESENTING THE RESPECTIVE PRO RATA NUMBER OF FULL AND FRACTIONAL SHARES OF NATIONAL MUNICIPAL FUND DUE THE SHAREHOLDER.

THE  CONSUMMATION  OF  THE PLAN IS SUBJECT TO THE FOLLOWING CONDITIONS SET FORTH
THEREIN:

SHAREHOLDER APPROVAL. THE PLAN SHALL HAVE BEEN APPROVED BY THE AFFIRMATIVE VOTE OF THE HOLDERS OF A MAJORITY OF THE OUTSTANDING SHARES OF CAPITAL STOCK OF STATE MUNICIPAL FUNDS.

REPRESENTATIONS, WARRANTIES AND, AGREEMENTS. EACH FUND SHALL HAVE COMPLIED WITH EACH OF ITS RESPONSIBILITIES UNDER THE PLAN, EACH OF THE REPRESENTATIONS AND WARRANTIES CONTAINED IN THIS PLAN SHALL BE TRUE IN ALL MATERIAL RESPECTS, AND THERE SHALL HAVE BEEN NO MATERIAL ADVERSE CHANGE IN THE FINANCIAL CONDITION, RESULTS OF OPERATIONS, BUSINESS, PROPERTIES, OR ASSETS OF THE FUND SINCE DECEMBER 31, 1999. EACH FUND SHALL PRODUCE CERTIFICATES SATISFACTORY IN FORM AND SUBSTANCE INDICATING THAT IT HAS MET THE TERMS OF THE PLAN.

REGULATORY APPROVAL. THE REGISTRATION STATEMENT FOR THE NATIONAL MUNICIPAL FUND SHALL HAVE BEEN DECLARED EFFECTIVE BY THE SECURITIES AND EXCHANGE COMMISSION AND NO STOP ORDERS UNDER THE SECURITIES ACT OF 1933 PERTAINING THERETO SHALL HAVE BEEN ISSUED; ALL NECESSARY ORDERS OF EXEMPTION UNDER THIS ACT WITH RESPECT TO THE TRANSACTIONS CONTEMPLATED BY THE PLAN SHALL HAVE BEEN GRANTED BY THE SECURITIES AND EXCHANGE COMMISSION; AND ALL APPROVALS, REGISTRATIONS, AND EXEMPTIONS UNDER FEDERAL AND STATE LAWS CONSIDERED TO BE NECESSARY SHALL HAVE BEEN OBTAINED.

TAX OPINION. EACH FUND SHALL HAVE RECEIVED OPINIONS OF COUNSEL, ADDRESSED TO AND IN FORM AND SUBSTANCE SATISFACTORY, AS TO CERTAIN OF THE FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION UNDER THE INTERNAL REVENUE CODE TO THE STATE MUNICIPAL FUNDS AND THEIR SHAREHOLDERS. FOR PURPOSES OF RENDERING ITS OPINION, COUNSEL MAY RELY EXCLUSIVELY AND WITHOUT INDEPENDENT VERIFICATION, AS TO FACTUAL MATTERS, ON THE STATEMENTS MADE IN THE PLAN, THIS PROXY STATEMENT, AND ON SUCH OTHER WRITTEN REPRESENTATIONS AS THE STATE MUNICIPAL FUNDS AND NATIONAL MUNICIPAL FUND, RESPECTIVELY, WILL HAVE VERIFIED. THE OPINION OF COUNSEL WILL BE TO THE EFFECT THAT, BASED ON THE FACTS AND ASSUMPTIONS STATED THEREIN, FOR
FEDERAL  INCOME  TAX  PURPOSES:

(I) NEITHER THE STATE MUNICIPAL FUNDS NOR NATIONAL MUNICIPAL FUND WILL RECOGNIZE ANY GAIN OR LOSS UPON THE TRANSFER OF THE ASSETS OF THE STATE MUNICIPAL FUNDS TO AND THE ASSUMPTION OF THEIR LIABILITIES BY NATIONAL MUNICIPAL FUND IN EXCHANGE FOR NATIONAL MUNICIPAL FUND SHARES AND UPON THE DISTRIBUTION (WHETHER ACTUAL OR CONSTRUCTIVE) OF NATIONAL MUNICIPAL FUND SHARES TO ITS SHAREHOLDERS IN EXCHANGE FOR THEIR SHARES OF CAPITAL STOCK OF STATE MUNICIPAL FUNDS;

(II) THE SHAREHOLDERS OF THE STATE MUNICIPAL FUNDS WHO RECEIVE NATIONAL MUNICIPAL FUND SHARES PURSUANT TO THE REORGANIZATION WILL NOT RECOGNIZE ANY GAIN OR LOSS UPON THE EXCHANGE (WHETHER ACTUAL OR CONSTRUCTIVE) OF THEIR SHARES OF THE STATE MUNICIPAL FUNDS FOR NATIONAL MUNICIPAL FUND SHARES (INCLUDING ANY
FRACTIONAL SHARE INTERESTS THEY ARE DEEMED TO HAVE RECEIVED) PURSUANT TO THE REORGANIZATION;

(III) THE BASIS OF NATIONAL MUNICIPAL FUND SHARES RECEIVED BY STATE MUNICIPAL FUNDS' SHAREHOLDERS WILL BE THE SAME AS THE BASIS OF THE SHARES OF CAPITAL STOCK OF THE STATE MUNICIPAL FUNDS SURRENDERED IN THE EXCHANGE; AND

(IV) THE BASIS OF THE STATE MUNICIPAL FUNDS' ASSETS ACQUIRED BY NATIONAL MUNICIPAL FUND WILL BE THE SAME AS THE BASIS OF SUCH ASSETS TO THE STATE
MUNICIPAL  FUNDS  IMMEDIATELY  PRIOR  TO  THE  REORGANIZATION.

THE PLAN MAY BE TERMINATED AND THE REORGANIZATION ABANDONED AS TO EITHER STATE MUNICIPAL FUND AT ANY TIME BEFORE OR AFTER APPROVAL BY EITHER STATE MUNICIPAL FUND'S SHAREHOLDERS, PRIOR TO THE CLOSING DATE BY MUTUAL CONSENT OF THE RESPECTIVE STATE MUNICIPAL FUND AND THE NATIONAL MUNICIPAL FUND, OR BY EITHER IF ANY CONDITION SET FORTH IN THE PLAN HAS NOT BEEN FULFILLED OR IS WAIVED BY THE PARTY ENTITLED TO ITS BENEFITS. IN ACCORDANCE WITH THE PLAN, BOTH STATE MUNICIPAL FUNDS AND THE NATIONAL MUNICIPAL FUND WILL BE RESPONSIBLE FOR PAYMENT OF THEIR PRO RATA EXPENSES INCURRED IN CONNECTION WITH THE REORGANIZATION.

DESCRIPTION OF NATIONAL MUNICIPAL FUND SHARES. FULL AND FRACTIONAL SHARES OF NATIONAL MUNICIPAL FUND WILL BE ISSUED TO EACH STATE MUNICIPAL FUND SHAREHOLDER IN ACCORDANCE WITH THE PROCEDURES UNDER THE PLAN AS DESCRIBED ABOVE. EACH SHARE WILL BE FULLY PAID AND NONASSESSABLE WHEN ISSUED AND TRANSFERABLE WITHOUT RESTRICTIONS AND WILL HAVE NO PREEMPTIVE OR CONVERSION RIGHTS.

FEDERAL INCOME TAX CONSEQUENCES. THE PLAN IS A TAX-FREE REORGANIZATION PURSUANT TO SECTION 368(A)(1)(C) OF THE CODE. THE PLAN IS CONDITIONED UPON THE ISSUANCE OF AN OPINION BY OUTSIDE COUNSEL TO THE FUNDS, TO THE EFFECT THAT, ON THE BASIS OF THE EXISTING PROVISIONS OF THE CODE, CURRENT ADMINISTRATIVE RULES AND COURT DECISIONS, FOR FEDERAL INCOME TAX PURPOSES: (1) NO GAIN OR LOSS WILL BE
RECOGNIZED BY THE STATE MUNICIPAL FUNDS OR NATIONAL MUNICIPAL FUND UPON THE TRANSFER OF THE STATE MUNICIPAL FUND'S ASSETS TO, AND THE ASSUMPTION OF SUBSTANTIALLY ALL OF ITS LIABILITIES BY, NATIONAL MUNICIPAL FUND IN EXCHANGE FOR NATIONAL MUNICIPAL FUND SHARES (SECTION 1032(A)); (2) NO GAIN OR LOSS WILL BE RECOGNIZED BY SHAREHOLDERS OF A STATE MUNICIPAL FUND UPON THE EXCHANGE OF THE STATE MUNICIPAL FUND'S SHARES FOR NATIONAL MUNICIPAL FUND SHARES (SECTION 361(A)); (3) THE BASIS AND HOLDING PERIOD IMMEDIATELY AFTER THE REORGANIZATION FOR NATIONAL MUNICIPAL FUND SHARES RECEIVED BY EACH STATE MUNICIPAL FUND'S SHAREHOLDERS PURSUANT TO THE REORGANIZATION WILL BE THE SAME AS THE BASIS AND HOLDING PERIOD OF THE STATE MUNICIPAL FUND'S SHARES HELD IMMEDIATELY PRIOR TO THE EXCHANGE (SECTION 354, 356); AND (4) THE BASIS AND HOLDING PERIOD IMMEDIATELY AFTER THE REORGANIZATION OF EACH STATE MUNICIPAL FUND'S ASSETS ACQUIRED BY NATIONAL MUNICIPAL FUND WILL BE THE SAME AS THE BASIS AND HOLDING PERIOD OF SUCH ASSETS OF EACH STATE MUNICIPAL FUND IMMEDIATELY PRIOR TO THE REORGANIZATION (SECTION 362(B), 1223(2)).

OPINIONS OF COUNSEL ARE NOT BINDING ON THE INTERNAL REVENUE SERVICE OR THE COURTS. IF THE REORGANIZATION IS CONSUMMATED BUT DOES NOT QUALIFY AS A TAX-FREE REORGANIZATION UNDER THE CODE, THE CONSEQUENCES DESCRIBED ABOVE WOULD NOT BE APPLICABLE. SHAREHOLDERS OF THE STATE MUNICIPAL FUNDS SHOULD CONSULT THEIR TAX ADVISORS REGARDING THE EFFECT, IF ANY, OF THE PROPOSED REORGANIZATION IN LIGHT OF THEIR INDIVIDUAL CIRCUMSTANCES. SINCE THE FOREGOING DISCUSSION RELATES ONLY TO THE FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION, SHAREHOLDERS OF THE STATE MUNICIPAL FUNDS, AGAIN, SHOULD ALSO CONSULT THEIR TAX ADVISORS AS TO
THE  STATE  AND  LOCAL  TAX  CONSEQUENCES,  IF  ANY,  OF  THE  REORGANIZATION.

EFFECT OF THE REORGANIZATION ON CAPITAL LOSS CARRYFORWARDS. THE FOLLOWING TABLE PROVIDES COMPARATIVE INFORMATION REGARDING REALIZED CAPITAL GAINS AND LOSSES AND NET UNREALIZED APPRECIATION OR DEPRECIATION OF PORTFOLIO SECURITIES AND THE CAPITAL LOSS CARRYFORWARDS OF NATIONAL MUNICIPAL FUND AND THE STATE MUNICIPAL
FUNDS  AS  OF  DECEMBER  31,  1999.

     NATIONAL  MUNICIPAL  FUND
     CAPITAL  LOSS  CARRYFORWARD     $607,240
     REALIZED  GAINS  (LOSSES)      ($607,240)
     NET  UNREALIZED  depreciation  ($802,144)

     MARYLAND  MUNICIPAL  FUND
     CAPITAL  LOSS  CARRYFORWARD     $135,440
     REALIZED  GAINS  (LOSSES)      ($135,440)
     NET  UNREALIZED  depreciation  ($57,286)

     VIRGINIA  MUNICIPAL  FUND
     CAPITAL  LOSS  CARRYFORWARD     $88,301
     REALIZED  GAINS  (LOSSES)      ($88,299)
     NET  UNREALIZED  depreciation  ($158,938)

IF THE REORGANIZATION DOES NOT OCCUR, THE RESPECTIVE STATE MUNICIPAL FUNDS' LOSS CARRYFORWARDS SHOULD BE AVAILABLE TO OFFSET ANY NET REALIZED CAPITAL GAINS OF THE RESPECTIVE STATE MUNICIPAL FUNDS THROUGH their respective expiration dates (raging from 2002 to 2007). IT IS ANTICIPATED THAT NO DISTRIBUTIONS OF NET REALIZED CAPITAL GAINS WOULD BE MADE BY THE STATE MUNICIPAL FUNDS UNTIL THE CAPITAL LOSS CARRYFORWARDS EXPIRE OR ARE OFFSET BY NET REALIZED CAPITAL GAINS.

IF THE REORGANIZATION IS CONSUMMATED, NATIONAL MUNICIPAL FUND WILL BE CONSTRAINED IN THE EXTENT TO WHICH IT CAN USE THE CAPITAL LOSS CARRYFORWARDS OF BOTH STATE MUNICIPAL FUNDS BECAUSE OF LIMITATIONS IMPOSED BY THE CODE ON THE OCCURRENCE OF AN OWNERSHIP CHANGE. NATIONAL MUNICIPAL FUND SHOULD BE ABLE TO USE IN EACH YEAR A CAPITAL LOSS CARRYFORWARD IN AN AMOUNT EQUAL TO THE VALUE OF THE RESPECTIVE STATE MUNICIPAL FUND'S LOSS CARRYFORWARD ON THE DATE OF THE REORGANIZATION MULTIPLIED BY A LONG-TERM TAX-EXEMPT RATE CALCULATED BY THE INTERNAL REVENUE SERVICE. IF THE AMOUNT OF SUCH A LOSS IS NOT USED IN ONE YEAR, IT MAY BE ADDED TO THE AMOUNT AVAILABLE FOR USE IN THE NEXT YEAR. FOR 2000, THE AMOUNT OF CAPITAL LOSS CARRYFORWARD THAT MAY BE USED UNDER THE FORMULA WILL BE FURTHER REDUCED TO REFLECT THE NUMBER OF DAYS REMAINING IN THE YEAR FOLLOWING THE DATE OF THE REORGANIZATION, CURRENTLY ANTICIPATED TO CLOSE ON OR ABOUT
 June __,  2000.

THE ADVISOR BELIEVES THAT THE ANTICIPATED BENEFITS OUTWEIGH THE UNCERTAIN POTENTIAL DETRIMENT RESULTING FROM THE PARTIAL LOSS OF CAPITAL LOSS CARRYFORWARDS, AND THE DIFFERING CONSEQUENCES OF FEDERAL AND VARIOUS OTHER INCOME TAXATION ON A DISTRIBUTION RECEIVED BY EACH SHAREHOLDER WHOSE TAX LIABILITIES (IF ANY) ARE DETERMINED BY THE NET EFFECT OF A MULTITUDE OF CONSIDERATIONS THAT ARE INDIVIDUAL TO THE SHAREHOLDER. STATE MUNICIPAL FUND SHAREHOLDERS WHO NEED INFORMATION AS TO STATE AND LOCAL TAX CONSEQUENCES, IF ANY, SHOULD CONSULT THEIR TAX ADVISORS.

CAPITALIZATION. THE FOLLOWING TABLE SHOWS THE CAPITALIZATION OF THE FUNDS AS OF MARCH 31, 2000, AND ON A PRO FORMA BASIS AS OF THE DATE OF THE PROPOSED ACQUISITION OF ASSETS AT NET ASSET VALUE:

                                                                   PRO  FORMA
                                                                   (SURVIVING
                             MARYLAND    VIRGINIA     NATIONAL     NATIONAL
NET  ASSET  VALUE  PER SHARE $4.95       $4.99        $10.25       $10.25
SHARES  OUTSTANDING       $2,108,468   $2,729,850   $5,189,198    $7,536,404
TOTAL ASSETS             $10,451,713  $13,885,642  $55,367,370   $79,704,725

*THE PRO FORMA COMBINED NET ASSETS DOES NOT REFLECT ADJUSTMENTS WITH RESPECT TO DISTRIBUTIONS PRIOR TO THE REORGANIZATION. THE ACTUAL EXCHANGE RATIO WILL BE DETERMINED BASED ON THE RELATIVE NET ASSET VALUE PER SHARE ON THE ACQUISITION DATE.

                  COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

EACH OF THE FUNDS IS SERIES OF THE SAME OPEN-END MANAGEMENT INVESTMENT COMPANY THAT IS ORGANIZED AS A MARYLAND CORPORATION, AND AS SUCH, SHARE COMMON ARTICLES OF INCORPORATION AND BYLAWS. AFTER THE MERGER, THE OPERATIONS OF THE NATIONAL MUNICIPAL FUND WILL CONTINUE TO BE GOVERNED BY THE ARTICLES OF INCORPORATION AND BYLAWS AS THEY NOW EXIST.

                           INFORMATION ABOUT THE FUNDS

INFORMATION ABOUT THE STATE MUNICIPAL FUNDS AND THE NATIONAL MUNICIPAL FUND IS INCLUDED IN SEPARATE PROSPECTUSES DATED APRIL 30, 2000. COPIES OF THE PROSPECTUSES ARE INCLUDED WITH THIS PROSPECTUS AND PROXY STATEMENT AND ARE
INCORPORATED BY REFERENCE INTO IT. ADDITIONAL INFORMATION ABOUT NATIONAL MUNICIPAL FUND AND THE STATE MUNICIPAL FUNDS IS INCLUDED IN A JOINT STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2000, WHICH HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND PROXY STATEMENT. THE AUDITED JOINT ANNUAL REPORT TO SHAREHOLDERS OF EACH FUND IS ALSO INCORPORATED BY REFERENCE INTO THIS PROXY STATEMENT. COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION AND ANNUAL REPORT MAY BE OBTAINED WITHOUT CHARGE BY WRITING TO THE FUNDS AT 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814 OR BY CALLING (800) 368-2748. THE FUNDS ARE SUBJECT TO THE INFORMATIONAL REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, AND THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT"), AND IN ACCORDANCE THEREWITH, FILE PROXY MATERIAL, REPORTS AND OTHER INFORMATION WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE REPORTS MAY BE INSPECTED AND COPIED AT THE PUBLIC REFERENCE ROOM OF THE SECURITIES AND EXCHANGE COMMISSION AT 450 FIFTH STREET, N.W., WASHINGTON, D.C. 20549. COPIES OF THE MATERIAL MAY ALSO BE OBTAINED FROM THE OFFICE OF CONSUMER AFFAIRS AND INFORMATION SERVICES OF THE SECURITIES AND EXCHANGE COMMISSION AT PRESCRIBED RATES. IN ADDITION, THE
SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE (HTTP://WWW.SEC.GOV) THAT CONTAINS REPORTS, OTHER INFORMATION AND PROXY STATEMENTS FILED BY CALVERT ON BEHALF OF THE FUNDS, WHICH FILE SUCH INFORMATION ELECTRONICALLY WITH SECURITIES AND EXCHANGE COMMISSION.

                                 OTHER BUSINESS

THE BOARD OF DIRECTORS OF THE STATE MUNICIPAL FUNDS DO NOT INTEND TO PRESENT ANY OTHER BUSINESS AT THE MEETING. IF, HOWEVER, ANY OTHER MATTERS ARE PROPERLY BROUGHT BEFORE THE MEETING, THE PERSONS NAMED IN THE ACCOMPANYING FORM OF PROXY WILL VOTE THEREON IN ACCORDANCE WITH THEIR JUDGMENT.

                               VOTING INFORMATION

PROXIES FROM THE SHAREHOLDERS OF THE STATE MUNICIPAL FUNDS ARE BEING SOLICITED BY THE BOARD OF DIRECTORS FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD IN THE TENTH FLOOR CONFERENCE ROOM OF CALVERT GROUP LTD., AIR RIGHTS NORTH TOWER, 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND AT 9:00 A.M. ON [DAY], June __, 2000, OR AT SUCH LATER TIME OR DATE MADE NECESSARY BY ADJOURNMENT.

PROXIES ARE SOLICITED BY MAIL. ADDITIONAL SOLICITATIONS MAY BE MADE BY TELEPHONE, COMPUTER COMMUNICATIONS, FACSIMILE OR OTHER SUCH MEANS, OR BY PERSONAL CONTACT BY OFFICERS OR EMPLOYEES OF CALVERT GROUP AND ITS AFFILIATES OR BY PROXY SOLICITING FIRMS RETAINED FOR THIS PURPOSE. THE STATE MUNICIPAL FUNDS WILL BEAR SOLICITATION COSTS, WHICH ARE EXPECTED TO BE APPROXIMATELY $______.

A PROXY MAY BE REVOKED AT ANY TIME BEFORE THE MEETING OR DURING THE MEETING BY ORAL OR WRITTEN NOTICE TO WILLIAM M. TARTIKOFF, ESQ., 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814. UNLESS REVOKED, ALL VALID PROXIES WILL BE VOTED IN ACCORDANCE WITH THE SPECIFICATION THEREON OR, IN THE ABSENCE OF SPECIFICATION, FOR APPROVAL OF THE PLAN.

THE PLAN MUST BE APPROVED BY A MAJORITY OF THE OUTSTANDING SHARES, WHICH IS DEFINED AS THE LESSER OF: (1) THE VOTE OF 67% OR MORE OF THE SHARES OF EACH FUND AT THE SPECIAL MEETING IF THE HOLDERS OF MORE THAN 50% OF THE OUTSTANDING SHARES OF THE FUND ARE PRESENT IN PERSON OR BY PROXY, OR (2) THE VOTE OF MORE THAN 50% OF THE OUTSTANDING SHARES OF THE FUND.

ABSTENTIONS AND BROKER NON-VOTES WILL BE COUNTED AS SHARES PRESENT FOR PURPOSES OF DETERMINING WHETHER A QUORUM IS PRESENT BUT WILL NOT BE VOTED FOR OR AGAINST ANY ADJOURNMENT OR PROPOSAL. A BROKER NON-VOTE IS WHEN A BROKER HOLDS THE SHARES AND THE ACTUAL OWNER DOES NOT VOTE AND THE BROKER HOLDING THE SHARES DOES NOT HAVE THE AUTHORITY TO VOTE THE SHARES. ACCORDINGLY, ABSTENTIONS AND BROKER NON-VOTES EFFECTIVELY WILL BE A VOTE AGAINST ADJOURNMENT OR AGAINST ANY PROPOSAL WHERE THE REQUIRED VOTE IS A PERCENTAGE OF THE SHARES PRESENT.

SHAREHOLDERS OF THE STATE MUNICIPAL FUNDS OF RECORD AT THE CLOSE OF BUSINESS ON March 31 , 2000, ("RECORD DATE") ARE ENTITLED TO NOTICE OF AND TO VOTE AT THE SPECIAL MEETING OR ANY ADJOURNMENT THEREOF. SHAREHOLDERS ARE ENTITLED TO ONE VOTE FOR EACH SHARE HELD. AS OF MARCH 31, 2000, AS SHOWN ON THE BOOKS OF THE STATE MUNICIPAL FUNDS, THERE WERE ISSUED AND OUTSTANDING 2,108,468 SHARES OF THE MARYLAND MUNICIPAL FUND AND 2,729,850 SHARES OF THE VIRGINIA MUNICIPAL FUND. THE VOTES OF THE SHAREHOLDERS OF NATIONAL MUNICIPAL FUND ARE NOT BEING SOLICITED SINCE THEIR APPROVAL OR CONSENT IS NOT NECESSARY FOR THIS TRANSACTION.

AS OF MARCH 31, 2000, THE OFFICERS AND DIRECTORS OF THE RESPECTIVE STATE MUNICIPAL FUNDS AS A GROUP BENEFICIALLY OWNED LESS THAN 1% OF THE OUTSTANDING SHARES OF THE RESPECTIVE STATE MUNICIPAL FUNDS.

AS OF MARCH 31, 2000, THE FOLLOWING SHAREHOLDERS OWNED OF RECORD 5% OR MORE OF THE SHARES OF THE RESPECTIVE FUND(s):

FUND/NAME  AND  ADDRESS               %  OF  OWNERSHIP

NATIONAL MUNICIPAL FUND

John A. Swanson                               11.23%
113 Rivers Edge Lane
Moneta, VA 24121

The Lawrence B. Taishoff Flint trust           8.98%
Robert P. Taishoff, Trustee
1321 Washington Drive
Annapolis, MD 21403

APPROVAL OF BOTH REORGANIZATIONS WILL BE DETERMINED SOLELY BY APPROVAL OF THE SHAREHOLDERS OF THE RESPECTIVE STATE MUNICIPAL FUND. IT WILL NOT BE NECESSARY FOR BOTH REORGANIZATIONS TO BE APPROVED FOR EITHER OF THEM TO TAKE PLACE.

                                   ADJOURNMENT

IN THE EVENT THAT SUFFICIENT VOTES IN FAVOR OF THE PROPOSALS SET FORTH IN THE NOTICE OF MEETING AND PROXY STATEMENT ARE NOT RECEIVED BY THE TIME SCHEDULED FOR THE MEETING, THE PERSONS NAMED AS PROXIES MAY MOVE ONE OR MORE ADJOURNMENTS OF THE MEETING TO PERMIT FURTHER SOLICITATION OF PROXIES WITH RESPECT TO ANY SUCH PROPOSALS. ANY SUCH ADJOURNMENT WILL REQUIRE THE AFFIRMATIVE VOTE OF A MAJORITY OF THE SHARES PRESENT AT THE MEETING. THE PERSONS NAMED AS PROXIES WILL VOTE IN FAVOR OF SUCH ADJOURNMENT THOSE SHARES THAT THEY ARE ENTITLED TO VOTE WHICH HAVE VOTED IN FAVOR OF SUCH PROPOSALS. THEY WILL VOTE AGAINST ANY SUCH ADJOURNMENT THOSE PROXIES THAT HAVE VOTED AGAINST ANY SUCH PROPOSALS.

BY  ORDER  OF  THE  BOARD  OF  DIRECTORS
WILLIAM  M.  TARTIKOFF,  ESQ.
SECRETARY


THE BOARD OF DIRECTORS OF CALVERT MUNICIPAL FUND, INC., INCLUDING THE INDEPENDENT DIRECTORS, RECOMMEND A VOTE FOR APPROVAL OF THE PLAN.

                               PROXY CARD

THE  CALVERT  MUNICIPAL  FUND,  INC.:
CALVERT  MARYLAND  MUNICIPAL  INTERMEDIATE  FUND
CALVERT  VIRGINIA  MUNICIPAL  INTERMEDIATE  FUND

THIS  PROXY  IS  SOLICITED  BY  THE  BOARD  OF  DIRECTORS

THE UNDERSIGNED, REVOKING PREVIOUS PROXIES, HEREBY APPOINT(S) WILLIAM M. TARTIKOFF, ESQ. AND BARBARA J. KRUMSIEK, ATTORNEYS, WITH FULL POWER OF SUBSTITUTION, TO VOTE ALL SHARES OF THE CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND AND CALVERT VIRGINIA MUNICIPAL INTERMEDIATE FUND, THAT THE UNDERSIGNED IS ENTITLED TO VOTE AT THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD IN THE TENTH FLOOR CONFERENCE ROOM OF CALVERT GROUP, LTD., AIR RIGHTS NORTH TOWER, 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814 ON MONDAY, JUNE 12, 2000 AT 9:00 A.M. AND AT ANY ADJOURNMENT THEREOF. ALL POWERS MAY BE EXERCISED BY A MAJORITY OF THE PROXY HOLDERS OR SUBSTITUTES VOTING OR ACTING OR, IF ONLY ONE VOTES AND ACTS, THEN BY THAT ONE. THIS PROXY SHALL BE VOTED ON THE PROPOSAL DESCRIBED IN THE PROXY STATEMENT. RECEIPT OF THE NOTICE OF THE MEETING AND THE ACCOMPANYING PROXY STATEMENT IS HEREBY ACKNOWLEDGED.

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS PROXY. WHEN SIGNING IN A FIDUCIARY CAPACITY, SUCH AS EXECUTOR, ADMINISTRATOR, TRUSTEE, GUARDIAN, ETC., PLEASE SO INDICATE. CORPORATE AND PARTNERSHIP PROXIES SHOULD BE SIGNED BY AN AUTHORIZED PERSON INDICATING THE PERSON'S TITLE.

DATE:  ______,  2000

__________________________________

__________________________________
SIGNATURE(S)  (TITLE(S),  IF  APPLICABLE)


PLEASE  SIGN,  DATE,  AND  RETURN  PROMPTLY  IN  ENCLOSED  ENVELOPE

--------------------------------------------------------------------------

PLEASE REFER TO THE PROXY STATEMENT DISCUSSION ON THIS MATTER.

IF NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL.

AS TO ANY OTHER MATTER, SAID ATTORNEYS SHALL VOTE IN ACCORDANCE WITH THEIR BEST JUDGMENT.

THE BOARD OF DIRECTORS RECOMMEND A VOTE FOR THE FOLLOWING:

1. TO ACT UPON A PROPOSAL TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION WHEREBY CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND, A SERIES OF THE CALVERT MUNICIPAL FUND, INC., WILL (I) ACQUIRE ALL OF THE ASSETS OF THE CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND AND CALVERT VIRGINIA MUNICIPAL INTERMEDIATE FUND; AND (II) ASSUME CERTAIN IDENTIFIED LIABILITIES OF EACH OF THE ABOVE-NAMED FUNDS AS SUBSTANTIALLY DISCUSSED IN THE ACCOMPANYING PROSPECTUS AND PROXY STATEMENT.

[  ]  FOR               [  ]  AGAINST          [  ]  ABSTAIN

2. TO TRANSACT ANY OTHER BUSINESS THAT MAY PROPERLY COME BEFORE THE SPECIAL MEETING OR ANY ADJOURNMENT OR ADJOURNMENTS THEREOF.

                          CALVERT MUNICIPAL FUND, INC.
                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 30, 2000

                        ACQUISITION OF THE ASSETS OF THE
                  CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND
                  CALVERT VIRGINIA MUNICIPAL INTERMEDIATE FUND
                  (SERIES OF THE CALVERT MUNICIPAL FUND, INC.)

                       4550 MONTGOMERY AVENUE, SUITE 1000N
                            BETHESDA, MARYLAND 20814

                        BY AND IN EXCHANGE FOR SHARES OF

                  CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND
                 (A SERIES OF THE CALVERT MUNICIPAL FUND, INC.)
                       4550 MONTGOMERY AVENUE, SUITE 1000N
                            BETHESDA, MARYLAND 20814

     THIS STATEMENT OF ADDITIONAL INFORMATION, RELATING SPECIFICALLY TO THE PROPOSED TRANSFER OF ALL OR SUBSTANTIALLY ALL OF THE ASSETS OF THE CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND AND VIRGINIA MUNICIPAL INTERMEDIATE FUND IN EXCHANGE FOR SHARES OF THE CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND, CONSISTS OF THIS COVER PAGE, THE PRO FORMA FINANCIAL INFORMATION, AND THE JOINT STATEMENT OF ADDITIONAL INFORMATION FOR THE CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND, VIRGINIA MUNICIPAL INTERMEDIATE FUND AND CALVERT MUNICIPAL
INTERMEDIATE FUND, DATED APRIL 30, 2000, ATTACHED HERETO AND INCORPORATED BY REFERENCE.

     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. A PROSPECTUS/PROXY STATEMENT DATED APRIL 30, 2000, RELATING TO THE ABOVE-REFERENCED MATTER MAY BE OBTAINED FROM CALVERT GROUP, 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814. THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO, AND SHOULD BE READ IN CONJUNCTION WITH, SUCH PROSPECTUS/PROXY STATEMENT.

THE  DATE  OF  THIS  STATEMENT  OF  ADDITIONAL  INFORMATION  IS  APRIL 30, 2000.

                                TABLE OF CONTENTS


INVESTMENT  POLICIES  AND  RISKS                               2
INVESTMENT  RESTRICTIONS                                      10
PURCHASES  AND  REDEMPTIONS  OF  SHARES                       10
DIVIDENDS,  DISTRIBUTIONS  AND  TAX  MATTERS                  11
VALUATION  OF  SHARES                                         12
CALCULATION  OF  YIELD  AND  TOTAL  RETURN                    13
ADVERTISING                                                   14
TRUSTEES/DIRECTORS  AND  OFFICERS                             15
INVESTMENT  ADVISOR                                           19
ADMINISTRATIVE  SERVICES  AGENT                               19
TRANSFER  AND  SHAREHOLDER  SERVICING
  AGENTS                                                      20
INDEPENDENT  ACCOUNTANTS  AND  CUSTODIANS                     20
METHOD  OF  DISTRIBUTION                                      20
PORTFOLIO  TRANSACTIONS                                       22
PERSONAL  SECURITIES  TRANSACTIONS                            23
GENERAL  INFORMATION                                          23
CONTROL  PERSONS  AND  PRINCIPAL  HOLDERS
  OF  SECURITIES                                              24
APPENDIX                                                      24

CALVERT MUNICIPAL FUND PROFORMA NUMBERS


CALVERT MUNICIPAL FUND  NATIONAL MUNICIPAL INTERMEDIATE PORTFOLIO
CALVERT MUNICIPAL FUND  MARYLAND MUNICIPAL INTERMEDIATE PORTFOLIO
CALVERT MUNICIPAL FUND  VIRGINIA MUNICIPAL INTERMEDIATE PORTFOLIO
PROFORMA PORTFOLIO OF INVESTMENTS



                                                      NATIONAL      NATIONAL
MUNICIPAL OBLIGATIONS   98.3%                        PRINCIPAL         VALUE
Alabama  1.7%
Colbert County Industrial Development
Revenue Bonds VRDN,  6.05%, 10/1/11                 $1,400,000    $1,400,000

California  8.0%
Orange County Local Transportation Authority
Sales Tax Revenue Bonds, 6.00%, 2/15/09              2,000,000     2,129,720
Regents of the University of California,
Los Angeles Lease Revenue Bonds, 6.00%, 5/15/02        372,514       379,492
Santa Clara Financing Authority Lease Revenue Bonds,
6.00%, 11/15/12, AMBAC Insured                       2,000,000     2,133,140
Statewide Community Development Authority MFH
Revenue Bonds VRDN,
5.75%, 3/25/25, BPA: Newman Financial Services, Inc. 2,000,000     1,997,600
                                                                   6,639,952

Florida  6.2
Dade County Education Facilities Authority Revenue Bonds,
6.00%, 4/1/08, MBIA Insured                          1,000,000     1,059,560
Duval County MFH Revenue Bonds VRDN, 5.85%,
7/1/25, LOC: Household Financial Corp.               2,800,000     2,800,000
State MFH Revenue Bonds, Cypress Lake,
5.75%, 12/1/07,
LOC: Heller Financial                                  300,000       301,740
Sunrise Utility System Revenue Bonds, 5.50%,
10/1/12, AMBAC Insured                               1,000,000     1,018,280
                                                                   5,179,580

Georgia  8.7%
Georgia GO Bonds, 5.25%, 10/1/14                     1,200,000     1,169,844
State Municipal Gas Authority Revenue Bonds VRDN
       6.50%, 11/1/07, LOC: Bank of America          3,020,000     3,019,789
       6.50%, 11/1/07, LOC: Morgan Guaranty          1,510,000     1,509,894
       6.50%, 11/1/07, LOC: Wachovia Bank & Trust    1,510,000     1,509,894
                                                                   7,209,421

Hawaii  0.2%
Hawaii State Department of Budget and Finance
Revenue Bonds VRDN,
 5.50%, 12/1/21,  LOC: Union Bank California           200,000       200,000

Indiana  1.4%
Elgin IDA Revenue VRDN, 5.67%, 9/1/16,

 LOC: LaSalle Bank                                     200,000       200,000
Frankfort Economic Development Revenue Bonds VRDN,
7.15%, 1/1/23,
 LOC: DaiIchi Kangyo Bank                            1,000,000     1,000,000
                                                                   1,200,000

Kentucky  1.9%
Glasgow Industrial Building Revenue Bonds VRDN,
5.78%, 6/1/20,
 LOC: Bank Tokyo Mitsubishi1,                          600,000     1,600,000

Louisiana 0.4%
Public Facility Authority Student Loan Revenue Bonds,
 6.50%, 3/1/02                                         330,000       339,042

Maryland  14.2%
Anne Arundel County GO Bonds, 5.125%, 4/15/09                -             -
Baltimore City GO Bonds, 6.00%, 10/15/04, AMBAC Insured      -             -
Baltimore Maryland Industrial Development Authority  Revenue Bond, VRDN,
 5.65%, 8/1/16, LOC: Bayerische LandesBank                   -             -

                                                      NATIONAL      NATIONAL
MUNICIPAL OBLIGATIONS   CONT'D                       PRINCIPAL         VALUE
Maryland  Cont'd
Cambridge Economic Development Authority
Revenue Bonds,
 7.25%, 4/1/04                                        $735,000      $749,604
Carroll County GO Bonds, 6.25%, 11/1/08
(Prerefunded 11/1/01 @ 102)                                  -             -
Cecil County GO Bonds, 5.10%, 12/1/07, FGIC Insured          -             -
Cecil County Health Department COP, 7.875%, 7/1/14   1,141,000     1,176,257
Charles County GO Bonds, 5.00%, 3/1/09                       -             -
Harford County GO Bonds, 5.50%, 12/1/07                      -             -
Howard County GO Bonds, 5.25%, 8/15/05                       -             -
Maryland GO Bonds:
    4.75%, 3/1/08                                            -             -
    5.00%, 8/1/11                                            -             -
Maryland Health & Higher Education Facilities
Authority Revenue Bonds,
 6.00%, 7/1/10                                               -             -
Maryland Housing & Community Development
Revenue Bonds,
 5.05%, 4/1/08                                               -             -
Maryland State Economic Development Authority
Revenue Bonds,
 Series A, 8.625%, 10/1/19                                   -             -
Prince George's County Economic Development
Authority Revenue Bonds, 5.68%,
 8/1/11, LOC: Allfirst, NA (Tender 1/1/01 @100)      1,722,600     1,729,559
Washington Suburban Sanitary District
Revenue Bonds,
 5.00%, 6/1/09                                               -             -
                                                                   3,655,420

Massachusetts  3.6%
Special Obligation Revenue Bonds, 5.50%, 6/1/13      1,000,000     1,004,660
State Health and Education Facilities
Authority  Revenue Bonds VRDN,
4.85%, 7/1/31,
Asset Guaranty Insured                               2,000,000     2,000,000
                                                                   3,004,660

Michigan  4.6%
Detroit Water Supply Revenue Bonds, 6.00%,
 7/1/14, MBIA Insured                                1,000,000     1,042,390
Higher Education Facilities Authority Revenue
Bonds VRDN:
    6.00%, 11/1/03                                   1,545,000     1,578,866
    7.00%, 11/1/05                                     610,000       662,350
Oakland County Economic Development Corp.
Limited Obligation Revenue Bonds,
Cranbrook Educational Community, 6.38%, 11/1/14        500,000       533,795
                                                                   3,817,401

New Jersey  2.7%
Transportation Authority Revenue Bonds, 6.50%,
 6/15/11, MBIA Insured                               2,000,000     2,211,300

New York  10.9%
Long Island Power Authority Electric System
Revenue Bonds,
 5.50%, 12/1/13, FSA Insured                         1,000,000     1,001,880
New York City Transitional Finance Authority
Revenue Bonds,
 5.25%, 5/1/14                                       2,815,000     2,673,321
Orange County IDA VRDN, 5.115%, 12/1/05,
 LOC: Summit Bank                                    1,795,000     1,795,000
State Dormitory Authority Revenue Bonds,
 5.25%, 7/1/13                                       1,705,000     1,633,424
State Environmental Pollution Control Revenue Bonds,
 5.70%, 1/15/12                                        500,000       510,250
State Local Government Assistance Corp. Revenue Bonds,
 6.00%, 4/1/14                                       1,000,000     1,041,810
Westchester County IDA Civic Facility Revenue Bonds,
 6.25%, 4/1/05                                         395,000       397,212
                                                                   9,052,897

                                                      NATIONAL      NATIONAL
MUNICIPAL OBLIGATIONS   CONT'D                       PRINCIPAL         VALUE
Pennsylvania  0.3%
Allegheny County Higher Education Building
Authority Revenue Bonds,
 6.00%, 2/15/0                                        $230,000      $235,589

Tennessee  1.7%
Knoxville County Health Educational and Housing
Facilities Revenue Bonds,
 7.25%,  1/7/31, MBIA Insured                        1,250,000     1,427,013

Texas  2.4%
Harris County IDA VRDN, 7.15%, 8/1/01,
 LOC: Sakura Bank                                    2,000,000     2,000,000

Virginia  17.4%
Arlington County Community Housing Finance
Revenue Bonds
      6.00%, 6/1/09                                          -             -
      6.00%, 12/1/09                                   263,000       263,268
Arlington County GO Bonds, 6.00%, 6/1/11                     -             -
Chesapeake Bay Bridge and Tunnel Revenue
Bonds, 5.50%,
 7/1/06, FGIC Insured                                        -             -
Fairfax County Economic Development Authority
Revenue VRDN,
 3.95%, 2/1/11, BPA:
National Westminster Bank                                    -             -
Fairfax County IDA Revenue Bonds, Inova Health
Systems Project,
 5.50%, 8/15/08                                              -             -
Fairfax County Revenue Bonds, 5.00%, 06/1/06                 -             -
Hampton City GO Bonds, 5.90%, 1/15/07                        -             -
Hanover County IDA Revenue Bonds, 5.30%, 8/15/07,
 MBIA Insured                                                -             -
Henrico County IDA Revenue VRDN, 7.30%, 10/1/08,
 LOC: Tokai Bank LTD                                         -             -
Loudon County GO Bonds, 5.25%, 12/1/13                       -             -
Metropolitan Washington Airport Authority Revenue
Bonds, 5.60%,
 10/1/06, MBIA Insured                                       -             -
Northern Virginia Transportation District
Revenue Bonds,
 Series A, 5.125%, 5/15/10                                   -             -
Peninsula Ports Health System Health Revenue Bonds,
 6.00%, 7/1/01                                               -             -
Riverside Regulatory Jail Authority Revenue Bonds,
 5.70%, 7/1/08, MBIA Insured                                 -             -
Southeastern Public Service Authority Revenue Bonds,
 5.00%, 7/1/15                                       2,000,000     1,841,700
State GO Bonds, 5.00%, 6/1/07                                -             -
State MFH Revenue Bonds, 5.85%, 5/1/08                       -             -
State Public Building Authority Facilities
Revenue Bonds,
 5.00%, 8/1/10                                               -             -
State Public School Authority Revenue
Bonds, Series A:
   6.00%, 8/1/03                                             -             -
   5.75%, 8/1/08                                             -             -
University of Virginia Revenue Bonds, 5.125%, 6/1/12         -             -
Virginia Beach GO Bonds, 5.40%, 7/15/08                      -             -
Washington County IDA Revenue Bonds, 5.625%, 7/1/02          -             -
Winchester IDA Revenue Bonds, Shenandoah University:
     6.05%, 10/1/05, Prerefunded Asset Guaranty Insured      -             -
     6.05%, 10/1/05, Unrefunded Asset Guaranty Insured       -             -
                                                                   2,104,968

Washington  1.2%
Snohomish County Washington School District 2 GO Bonds,
 5.0%, 12/1/07                                       1,000,000       992,350

                                                      NATIONAL      NATIONAL
MUNICIPAL OBLIGATIONS   CONT'D                       PRINCIPAL         VALUE
Other  10.8%
Fort Mojave Indian Tribe of Arizona,
California and Nevada Public
 Facilities Combined
LO and Revenue Bonds Adjustable Rate and
Tender Series of 1993,
 11.50%, 12/1/18                                      $405,020      $405,020
Puerto Rico Aqueduct & Sewer Authority Revenue
Bonds, 6.00%, 7/1/09,
 AMBAC Insured                                               -             -
Puerto Rico Commonwealth Highway and Transportation
Revenue Bonds,
    5.50%, 7/1/12, AMBAC Insured                     1,000,000     1,019,030
    5.50%, 7/1/13, AMBAC Insured                     2,000,000     2,022,820
    6.25%, 7/1/13, MBIA Insured                              -             -
Puerto Rico GO Bonds, 5.50%, 7/1/13                  1,500,000     1,497,165
                                                                   4,944,035

TOTAL INVESTMENTS (Cost $82,765,190) 98.3%                        57,213,628
Other assets and liabilities, net 1.7%                               879,501
NET ASSETS  100%                                                 $58,093,129

                                                      MARYLAND      MARYLAND
MUNICIPAL OBLIGATIONS   98.3%                        PRINCIPAL         VALUE
Alabama  1.7%
Colbert County Industrial Development Revenue
Bonds VRDN,
 6.05%, 10/1/11                                              -             -

California  8.0%
Orange County Local Transportation Authority
Sales Tax Revenue Bonds,
 6.00%, 2/15/09                                              -             -
Regents of the University of California, Los
Angeles Lease Revenue Bonds,
 6.00%, 5/15/02                                              -             -
Santa Clara Financing Authority Lease Revenue
Bonds, 6.00%, 11/15/12,
 AMBAC Insured                                               -             -
Statewide Community Development Authority
MFH Revenue Bonds VRDN,
 5.75%, 3/25/25, BPA:
Newman Financial Services, Inc.                              -             -
                                                             -             -

Florida  6.2%
Dade County Education Facilities Authority
Revenue Bonds,
 6.00%, 4/1/08, MBIA Insured                                 -             -
Duval County MFH Revenue Bonds VRDN,
5.85%, 7/1/25,
 LOC: Household Financial Corp.                              -             -
State MFH Revenue Bonds, Cypress Lake,
5.75%, 12/1/07,
 LOC: Heller Financial                                       -             -
Sunrise Utility System Revenue Bonds,
5.50%, 10/1/12,
 AMBAC Insured                                               -             -
                                                             -             -

Georgia  8.7%
Georgia GO Bonds, 5.25%, 10/1/14                             -             -
State Municipal Gas Authority Revenue Bonds VRDN
       6.50%, 11/1/07, LOC: Bank of America                  -             -
       6.50%, 11/1/07, LOC: Morgan Guaranty                  -             -
       6.50%, 11/1/07, LOC: Wachovia Bank & Trust            -             -
                                                             -             -

Hawaii  0.2%
Hawaii State Department of Budget and Finance Revenue Bonds VRDN,
 5.50%, 12/1/21, LOC:
Union Bank California                                        -             -

Indiana  1.4%
Elgin IDA Revenue VRDN, 5.67%, 9/1/16, LOC: LaSalle Bank     -             -
Frankfort Economic Development Revenue Bonds VRDN, 7.15%, 1/1/23,
 LOC: DaiIchi Kangyo Bank                                    -             -
                                                             -             -

Kentucky  1.9%
Glasgow Industrial Building Revenue Bonds VRDN, 5.78%, 6/1/20,
 LOC: Bank Tokyo Mitsubishi                                  -             -

Louisiana 0.4%
Public Facility Authority Student Loan Revenue Bonds,
 6.50%, 3/1/02                                               -             -

Maryland  14.2%
Anne Arundel County GO Bonds, 5.125%, 4/15/09          500,000       500,260
Baltimore City GO Bonds, 6.00%, 10/15/04,
 AMBAC Insured                                         500,000       526,665
Baltimore Maryland Industrial Development Authority Revenue Bond,
 VRDN, 5.65%, 8/1/16,
LOC: Bayerische LandesBank                             500,000       500,000

                                                      MARYLAND      MARYLAND
MUNICIPAL OBLIGATIONS   CONT'D                       PRINCIPAL         VALUE
Maryland  Cont'd
Cambridge Economic Development Authority Revenue Bonds,
 7.25%, 4/1/04                                        $665,000      $678,214
Carroll County GO Bonds, 6.25%,
 11/1/08 (Prerefunded 11/1/01 @ 102)                   400,000       419,600
Cecil County GO Bonds, 5.10%, 12/1/07, FGIC Insured    500,000       503,325
Cecil County Health Department COP, 7.875%, 7/1/14     417,000       429,885
Charles County GO Bonds, 5.00%, 3/1/09                 615,000       610,855
Harford County GO Bonds, 5.50%, 12/1/07                500,000       518,205
Howard County GO Bonds, 5.25%, 8/15/05                 400,000       408,952
Maryland GO Bonds:
    4.75%, 3/1/08                                      700,000       684,075
    5.00%, 8/1/11                                      500,000       488,385
Maryland Health & Higher Education Facilities Authority Revenue Bonds,
 6.00%, 7/1/10                                         300,000       320,106
Maryland Housing & Community Development Revenue Bonds,
 5.05%, 4/1/08                                        $500,000      $491,690
Maryland State Economic Development Authority Revenue Bonds,
 Series A, 8.625%, 10/1/19                             500,000       549,220
Prince George's County Economic Development Authority Revenue Bonds,
 5.68%, 8/1/11, LOC:
Allfirst, NA  (Tender 1/1/01 @100)
Washington Suburban Sanitary District Revenue Bonds,
 5.00%, 6/1/09                                         500,000       496,865
                                                                   8,126,302

Massachusetts  3.6%
Special Obligation Revenue Bonds, 5.50%, 6/1/13              -             -
State Health and Education Facilities Authority  Revenue Bonds VRDN,
 4.85%, 7/1/31,
Asset Guaranty Insured                                       -             -
                                                                           -

Michigan  4.6%
Detroit Water Supply Revenue Bonds, 6.00%, 7/1/14,
 MBIA Insured                                                -             -
Higher Education Facilities Authority Revenue Bonds VRDN:
    6.00%, 11/1/03                                           -             -
    7.00%, 11/1/05                                           -             -
Oakland County Economic Development Corp. Limited Obligation Revenue Bonds,
 Cranbrook
Educational Community, 6.38%, 11/1/14                        -             -
                                                                           -

New Jersey  2.7%
Transportation Authority Revenue Bonds, 6.50%, 6/15/11,
 MBIA Insured                                                -             -

New York  10.9%
Long Island Power Authority Electric System Revenue Bonds,
 5.50%, 12/1/13, FSA Insured                                 -             -
New York City Transitional Finance Authority Revenue Bonds,
 5.25%, 5/1/14                                               -             -
Orange County IDA VRDN, 5.115%, 12/1/05, LOC: Summit Bank    -             -
State Dormitory Authority Revenue Bonds, 5.25%, 7/1/13       -             -
State Environmental Pollution Control Revenue Bonds, 5.70%,
 1/15/12                                                     -             -
State Local Government Assistance Corp. Revenue Bonds,
 6.00%, 4/1/14                                               -             -
Westchester County IDA Civic Facility Revenue Bonds,
 6.25%, 4/1/05                                               -             -
                                                                           -

                                                      MARYLAND      MARYLAND
MUNICIPAL OBLIGATIONS   CONT'D                       PRINCIPAL         VALUE
Pennsylvania  0.3%
Allegheny County Higher Education Building Authority Revenue Bonds,
 6.00%, 2/15/08                                              -             -

Tennessee  1.7%
Knoxville County Health Educational and Housing Facilities Revenue Bonds,
 7.25%, 1/7/31, MBIA Insured                                 -             -

Texas  2.4%
Harris County IDA VRDN, 7.15%, 8/1/01, LOC: Sakura Bank      -             -

Virginia  17.4%
Arlington County Community Housing Finance Revenue Bonds
      6.00%, 6/1/09                                          -             -
      6.00%, 12/1/09                                         -             -
Arlington County GO Bonds, 6.00%, 6/1/11                     -             -
Chesapeake Bay Bridge and Tunnel Revenue Bonds, 5.50%,
 7/1/06, FGIC Insured                                        -             -
Fairfax County Economic Development Authority Revenue VRDN,
 3.95%, 2/1/11, BPA:
National Westminster Bank                                    -             -
Fairfax County IDA Revenue Bonds, Inova Health Systems Project,
 5.50%, 8/15/08                                              -             -
Fairfax County Revenue Bonds, 5.00%, 06/1/06                 -             -
Hampton City GO Bonds, 5.90%, 1/15/07                        -             -
Hanover County IDA Revenue Bonds, 5.30%, 8/15/07,
 MBIA Insured                                                -             -
Henrico County IDA Revenue VRDN, 7.30%, 10/1/08,
 LOC: Tokai Bank LTD                                         -             -
Loudon County GO Bonds, 5.25%, 12/1/13                       -             -
Metropolitan Washington Airport Authority Revenue Bonds,
 5.60%, 10/1/06, MBIA Insured                                -             -
Northern Virginia Transportation District Revenue Bonds,
 Series A, 5.125%, 5/15/10                                   -             -
Peninsula Ports Health System Health Revenue Bonds,
 6.00%, 7/1/01                                               -             -
Riverside Regulatory Jail Authority Revenue Bonds,
 5.70%, 7/1/08, MBIA Insured                                 -             -
Southeastern Public Service Authority Revenue Bonds,
 5.00%, 7/1/15                                               -             -
State GO Bonds, 5.00%, 6/1/07                                -             -
State MFH Revenue Bonds, 5.85%, 5/1/08                       -             -
State Public Building Authority Facilities Revenue Bonds,
 5.00%, 8/1/10                                               -             -
State Public School Authority Revenue Bonds, Series A:
   6.00%, 8/1/03                                             -             -
   5.75%, 8/1/08                                             -             -
University of Virginia Revenue Bonds, 5.125%, 6/1/12         -             -
Virginia Beach GO Bonds, 5.40%, 7/15/08                      -             -
Washington County IDA Revenue Bonds, 5.625%, 7/1/02          -             -
Winchester IDA Revenue Bonds, Shenandoah University:
     6.05%, 10/1/05, Prerefunded Asset Guaranty Insured      -             -
     6.05%, 10/1/05, Unrefunded Asset Guaranty Insured       -             -
                                                                           -

Washington  1.2%
Snohomish County Washington School District 2 GO Bonds,
 5.0%, 12/1/07                                               -             -

                                                      MARYLAND      MARYLAND
MUNICIPAL OBLIGATIONS   CONT'D                       PRINCIPAL         VALUE
Other  10.8%
Fort Mojave Indian Tribe of Arizona, California
and Nevada Public Facilities
Combined LO and Revenue Bonds Adjustable
Rate and Tender Series of 1993, 11.50%, 12/1/18            -             -
Puerto Rico Aqueduct & Sewer Authority Revenue Bonds,
 6.00%, 7/1/09, AMBAC Insured                          500,000       536,080
Puerto Rico Commonwealth Highway and Transportation
Revenue Bonds,
    5.50%, 7/1/12, AMBAC Insured                       700,000       713,321
    5.50%, 7/1/13, AMBAC Insured
    6.25%, 7/1/13, MBIA Insured                      1,000,000     1,082,740
Puerto Rico GO Bonds,  5.50%, 7/1/13                         -             -
                                                                   2,332,141

TOTAL INVESTMENTS (Cost $82,765,190)  98.3%                       10,458,443
Other assets and liabilities, net  1.7%                              252,265
NET ASSETS  100%                                                 $10,710,708


                                                      VIRGINIA      VIRGINIA
MUNICIPAL OBLIGATIONS   98.3%                        PRINCIPAL         VALUE
Alabama  1.7%
Colbert County Industrial Development
Revenue Bonds VRDN,
 6.05%, 10/1/11                                              -             -

California  8.0%
Orange County Local Transportation Authority
Sales Tax Revenue Bonds,
 6.00%, 2/15/09                                              -             -
Regents of the University of California, Los
Angeles Lease Revenue Bonds,
 6.00%, 5/15/02                                              -             -
Santa Clara Financing Authority Lease Revenue Bonds,
 6.00%, 11/15/12, AMBAC Insured                              -             -
Statewide Community Development Authority MFH
Revenue Bonds VRDN,
 5.75%, 3/25/25,
BPA: Newman Financial Services, Inc.                         -             -
                                                             -             -

Florida  6.2%

Dade County Education Facilities Authority
Revenue Bonds,
 6.00%, 4/1/08, MBIA Insured                                 -             -
Duval County MFH Revenue Bonds VRDN, 5.85%,
 7/1/25, LOC: Household Financial Corp.                      -             -
State MFH Revenue Bonds, Cypress Lake, 5.75%,
 12/1/07, LOC: Heller Financial                              -             -
Sunrise Utility System Revenue Bonds, 5.50%, 10/1/12,
 AMBAC Insured                                               -             -
                                                             -             -

Georgia  8.7%
Georgia GO Bonds, 5.25%, 10/1/14                             -             -
State Municipal Gas Authority Revenue Bonds VRDN
       6.50%, 11/1/07, LOC: Bank of America                  -             -
       6.50%, 11/1/07, LOC: Morgan Guaranty                  -             -
       6.50%, 11/1/07, LOC: Wachovia Bank & Trust            -             -
                                                             -             -

Hawaii  0.2%
Hawaii State Department of Budget and Finance
Revenue Bonds VRDN, 5.50%,
12/1/21, LOC: Union Bank California                          -             -

Indiana  1.4%
Elgin IDA Revenue VRDN, 5.67%, 9/1/16,
LOC: LaSalle Bank     -             -
Frankfort Economic Development Revenue
Bonds VRDN, 7.15%, 1/1/23,
 LOC: DaiIchi Kangyo Bank                                    -             -
                                                             -             -

Kentucky  1.9%
Glasgow Industrial Building Revenue Bonds
VRDN, 5.78%, 6/1/20,
 LOC: Bank Tokyo Mitsubishi                                  -             -

Louisiana 0.4%
Public Facility Authority Student Loan
Revenue Bonds,
 6.50%, 3/1/02                                               -             -

Maryland  14.2%
Anne Arundel County GO Bonds, 5.125%, 4/15/09                -             -
Baltimore City GO Bonds, 6.00%, 10/15/04, AMBAC Insured      -             -
Baltimore Maryland Industrial Development
Authority Revenue Bond,
 VRDN, 5.65%, 8/1/16,
LOC: Bayerische LandesBank                                   -             -

                                                      VIRGINIA      VIRGINIA
MUNICIPAL OBLIGATIONS   CONT'D                       PRINCIPAL         VALUE
Maryland  Cont'd
Cambridge Economic Development Authority
Revenue Bonds,
 7.25%, 4/1/04                                               -             -
Carroll County GO Bonds, 6.25%, 11/1/08
 (Prerefunded 11/1/01 @ 102)                                 -             -
Cecil County GO Bonds, 5.10%, 12/1/07, FGIC Insured          -             -
Cecil County Health Department COP, 7.875%, 7/1/14           -             -
Charles County GO Bonds, 5.00%, 3/1/09                       -             -
Harford County GO Bonds, 5.50%, 12/1/07                      -             -
Howard County GO Bonds, 5.25%, 8/15/05                       -             -
Maryland GO Bonds:
    4.75%, 3/1/08                                            -             -
    5.00%, 8/1/11                                            -             -
Maryland Health & Higher Education Facilities
Authority Revenue Bonds,
 6.00%, 7/1/10                                               -             -
Maryland Housing & Community Development
Revenue Bonds,
 5.05%, 4/1/08                                               -             -
Maryland State Economic Development Authority
Revenue Bonds,
 Series A, 8.625%, 10/1/19                                   -             -
Prince George's County Economic Development
Authority Revenue Bonds,
 5.68%, 8/1/11,
 LOC: Allfirst, NA  (Tender 1/1/01 @100)
Washington Suburban Sanitary District Revenue Bonds,
 5.00%, 6/1/09                                               -             -
                                                                           -

Massachusetts  3.6%
Special Obligation Revenue Bonds, 5.50%, 6/1/13              -             -
State Health and Education Facilities Authority
Revenue Bonds VRDN,
 4.85%, 7/1/31,
Asset Guaranty Insured                                       -             -
                                                                           -

Michigan  4.6%
Detroit Water Supply Revenue Bonds, 6.00%,
 7/1/14, MBIA Insured                                        -             -
Higher Education Facilities Authority
Revenue Bonds VRDN:
    6.00%, 11/1/03                                           -             -
    7.00%, 11/1/05                                           -             -
Oakland County Economic Development Corp.
Limited Obligation Revenue Bonds,
 Cranbrook
Educational Community, 6.38%, 11/1/14                        -             -
                                                                           -

New Jersey  2.7%
Transportation Authority Revenue Bonds, 6.50%,
 6/15/11, MBIA Insured                                       -             -

New York  10.9%
Long Island Power Authority Electric System Revenue Bonds,
 5.50%, 12/1/13, FSA Insured                                 -             -
New York City Transitional Finance Authority Revenue Bonds,
 5.25%, 5/1/14                                               -             -
Orange County IDA VRDN, 5.115%, 12/1/05, LOC: Summit Bank    -             -
State Dormitory Authority Revenue Bonds, 5.25%, 7/1/13       -             -
State Environmental Pollution Control Revenue Bonds,
 5.70%, 1/15/12                                              -             -
State Local Government Assistance Corp. Revenue Bonds,
 6.00%, 4/1/14                                               -             -
Westchester County IDA Civic Facility Revenue Bonds,
 6.25%, 4/1/05                                               -             -
                                                                           -

                                                      VIRGINIA      VIRGINIA
MUNICIPAL OBLIGATIONS   CONT'D                       PRINCIPAL         VALUE
Pennsylvania  0.3%
Allegheny County Higher Education Building
Authority Revenue Bonds,
 6.00%, 2/15/08                                              -             -

Tennessee  1.7%
Knoxville County Health Educational and Housing
Facilities Revenue Bonds,
 7.25%, 1/7/31, MBIA Insured                                 -             -

Texas  2.4%
Harris County IDA VRDN, 7.15%, 8/1/01, LOC: Sakura Bank      -             -

Virginia  17.4%
Arlington County Community Housing Finance Revenue Bonds
      6.00%, 6/1/09                                    472,000       472,481
      6.00%, 12/1/09                                         -             -
Arlington County GO Bonds, 6.00%, 6/1/11             1,000,000     1,068,180
Chesapeake Bay Bridge and Tunnel Revenue Bonds,
 5.50%, 7/1/06, FGIC Insured                           450,000       463,360
Fairfax County Economic Development Authority Revenue VRDN, 3.95%, 2/1/11,
BPA: National Westminster Bank                         600,000       599,713
Fairfax County IDA Revenue Bonds, Inova Health Systems Project,
 5.50%, 8/15/08                                        500,000       503,995
Fairfax County Revenue Bonds, 5.00%, 06/1/06           750,000       755,370
Hampton City GO Bonds, 5.90%, 1/15/07                  400,000       424,316
Hanover County IDA Revenue Bonds, 5.30%, 8/15/07,
 MBIA Insured                                          500,000       506,470
Henrico County IDA Revenue VRDN, 7.30%, 10/1/08,
 LOC: Tokai Bank LTD                                   800,000       800,000
Loudon County GO Bonds, 5.25%, 12/1/13                 500,000       490,310
Metropolitan Washington Airport Authority Revenue Bonds,
 5.60%, 10/1/06, MBIA Insured                          300,000       308,190
Northern Virginia Transportation District Revenue Bonds,
 Series A, 5.125%, 5/15/10                             500,000       493,720
Peninsula Ports Health System Health Revenue Bonds,
 6.00%, 7/1/01                                        $300,000      $305,238
Riverside Regulatory Jail Authority Revenue Bonds,
 5.70%, 7/1/08, MBIA Insured                           450,000       464,953
Southeastern Public Service Authority Revenue Bonds,
 5.00%, 7/1/15                                               -             -
State GO Bonds, 5.00%, 6/1/07                          500,000       502,810
State MFH Revenue Bonds, 5.85%, 5/1/08                 500,000       514,460
State Public Building Authority Facilities Revenue Bonds,
 5.00%, 8/1/10                                         600,000       585,252
State Public School Authority Revenue Bonds, Series A:
   6.00%, 8/1/03                                       600,000       620,638
   5.75%, 8/1/08                                       500,000       523,330
University of Virginia Revenue Bonds, 5.125%, 6/1/12 1,040,000     1,009,008
Virginia Beach GO Bonds, 5.40%, 7/15/08                340,000       347,667
Washington County IDA Revenue Bonds, 5.625%, 7/1/02    245,000       247,705
Winchester IDA Revenue Bonds, Shenandoah University:
     6.05%, 10/1/05, Prerefunded Asset Guaranty
 Insured                                               265,000       282,429
    6.05%, 10/1/05, Unrefunded Asset Guaranty Insured   35,000        36,700
                                                                  12,326,295

Washington  1.2%
Snohomish County Washington School District 2 GO Bonds,
 5.0%, 12/1/07                                               -             -

                                                      VIRGINIA      VIRGINIA
MUNICIPAL OBLIGATIONS   CONT'D                       PRINCIPAL         VALUE
Other  10.8%
Fort Mojave Indian Tribe of Arizona, California
and Nevada Public Facilities
Combined LO and Revenue Bonds Adjustable Rate
and Tender Series of 1993,
 11.50%, 12/1/18                                             -             -
Puerto Rico Aqueduct & Sewer Authority Revenue Bonds,
 6.00%, 7/1/09, AMBAC Insured                          500,000       536,080
Puerto Rico Commonwealth Highway and Transportation
Revenue Bonds,
    5.50%, 7/1/12, AMBAC Insured                       700,000       713,321
    5.50%, 7/1/13, AMBAC Insured                       500,000       499,055
    6.25%, 7/1/13, MBIA Insured                              -             -
Puerto Rico GO Bonds,  5.50%, 7/1/13                         -             -
                                                                   1,748,456

TOTAL INVESTMENTS (Cost $82,765,190)  98.3%                       14,074,751
Other assets and liabilities, net  1.7%                              241,905
NET ASSETS  100%                                                 $14,316,656




                                                         TOTAL         TOTAL
MUNICIPAL OBLIGATIONS   98.3%                        PRINCIPAL         VALUE
Alabama  1.7%
Colbert County Industrial Development Revenue Bonds VRDN,
 6.05%, 10/1/11                                     $1,400,000    $1,400,000

California  8.0%
Orange County Local Transportation Authority Sales
Tax Revenue Bonds,
 6.00%, 2/15/09                                      2,000,000     2,129,720
Regents of the University of California, Los Angeles
Lease Revenue Bonds,
 6.00%, 5/15/02                                        372,514       379,492
Santa Clara Financing Authority Lease Revenue Bonds,
 6.00%, 11/15/12, AMBAC Insured                      2,000,000     2,133,140
Statewide Community Development Authority MFH
Revenue Bonds VRDN,
 5.75%, 3/25/25,
BPA: Newman Financial Services, Inc.                 2,000,000     1,997,600
                                                                   6,639,952

Florida  6.2%
Dade County Education Facilities Authority Revenue Bonds,
 6.00%, 4/1/08, MBIA Insured                         1,000,000     1,059,560
Duval County MFH Revenue Bonds VRDN, 5.85%, 7/1/25,
 LOC: Household Financial Corp.                      2,800,000     2,800,000
State MFH Revenue Bonds, Cypress Lake, 5.75%,
 12/1/07, LOC: Heller Financial                        300,000       301,740
Sunrise Utility System Revenue Bonds, 5.50%,
 10/1/12, AMBAC Insured                              1,000,000     1,018,280
                                                                   5,179,580

Georgia  8.7%
Georgia GO Bonds, 5.25%, 10/1/14                     1,200,000     1,169,844
State Municipal Gas Authority Revenue Bonds VRDN
       6.50%, 11/1/07, LOC: Bank of America          3,020,000     3,019,789
       6.50%, 11/1/07, LOC: Morgan Guaranty          1,510,000     1,509,894
       6.50%, 11/1/07, LOC: Wachovia Bank & Trust    1,510,000     1,509,894
                                                                   7,209,421

Hawaii  0.2%
Hawaii State Department of Budget and Finance
Revenue Bonds VRDN,
 .50%, 12/1/21, LOC: Union Bank California              200,000       200,000

Indiana  1.4%
Elgin IDA Revenue VRDN, 5.67%, 9/1/16,
 LOC: LaSalle Bank                                     200,000       200,000

Frankfort Economic Development Revenue Bonds VRDN,
 7.15%, 1/1/23, LOC: DaiIchi Kangyo Bank             1,000,000     1,000,000
                                                                   1,200,000

Kentucky  1.9%
Glasgow Industrial Building Revenue Bonds VRDN,
 5.78%, 6/1/20, LOC: Bank Tokyo Mitsubishi           1,600,000     1,600,000

Louisiana 0.4%
Public Facility Authority Student Loan Revenue Bonds,
 6.50%, 3/1/02                                         330,000       339,042

Maryland  14.2%
Anne Arundel County GO Bonds, 5.125%, 4/15/09          500,000       500,260
Baltimore City GO Bonds, 6.00%, 10/15/04,
 AMBAC Insured                                         500,000       526,665
Baltimore Maryland Industrial Development
Authority  Revenue Bond, VRDN,
5.65%, 8/1/16, LOC: Bayerische LandesBank              500,000       500,000
                                                         TOTAL         TOTAL
MUNICIPAL OBLIGATIONS   CONT'D                       PRINCIPAL         VALUE
Maryland  Cont'd
Cambridge Economic Development Authority Revenue Bonds,
 7.25%, 4/1/04                                      $1,400,000    $1,427,818
Carroll County GO Bonds, 6.25%,
 11/1/08 (Prerefunded 11/1/01 @ 102)                   400,000       419,600
Cecil County GO Bonds, 5.10%, 12/1/07, FGIC Insured    500,000       503,325
Cecil County Health Department COP, 7.875%, 7/1/14   1,558,000     1,606,142
Charles County GO Bonds, 5.00%, 3/1/09                 615,000       610,855
Harford County GO Bonds, 5.50%, 12/1/07                500,000       518,205
Howard County GO Bonds, 5.25%, 8/15/05                 400,000       408,952
Maryland GO Bonds:
    4.75%, 3/1/08                                      700,000       684,075
    5.00%, 8/1/11                                      500,000       488,385
Maryland Health & Higher Education Facilities
Authority Revenue Bonds,
 6.00%, 7/1/10                                         300,000       320,106
Maryland Housing & Community Development Revenue Bonds,
 5.05%, 4/1/08                                        $500,000      $491,690
Maryland State Economic Development Authority
Revenue Bonds,
 Series A, 8.625%, 10/1/19                             500,000       549,220
Prince George's County Economic Development
Authority Revenue Bonds,
5.68%, 8/1/11, LOC: Allfirst,
 NA (Tender 1/1/01 @100)                             1,722,600     1,729,559
Washington Suburban Sanitary District Revenue Bonds,
 5.00%, 6/1/09                                         500,000       496,865
                                                                  11,781,722

Massachusetts  3.6%
Special Obligation Revenue Bonds, 5.50%, 6/1/13      1,000,000     1,004,660
State Health and Education Facilities Authority  Revenue Bonds VRDN,
4.85%, 7/1/31, Asset Guaranty Insured                2,000,000     2,000,000
                                                                   3,004,660

Michigan  4.6%
Detroit Water Supply Revenue Bonds, 6.00%, 7/1/14,
 MBIA Insured                                        1,000,000     1,042,390
Higher Education Facilities Authority Revenue Bonds VRDN:
    6.00%, 11/1/03                                   1,545,000     1,578,866
    7.00%, 11/1/05                                     610,000       662,350
Oakland County Economic Development Corp.
 Limited Obligation Revenue Bonds, Cranbrook
Educational Community, 6.38%, 11/1/14                  500,000       533,795
                                                                   3,817,401

New Jersey  2.7%
Transportation Authority Revenue Bonds, 6.50%,
 6/15/11, MBIA Insured                               2,000,000     2,211,300

New York  10.9%
Long Island Power Authority Electric System Revenue Bonds,
 5.50%, 12/1/13, FSA Insured                         1,000,000     1,001,880
New York City Transitional Finance Authority Revenue Bonds,
 5.25%, 5/1/14                                       2,815,000     2,673,321
Orange County IDA VRDN, 5.115%, 12/1/05,
 LOC: Summit Bank                                    1,795,000     1,795,000
State Dormitory Authority Revenue Bonds, 5.25%,
 7/1/13                                              1,705,000     1,633,424
State Environmental Pollution Control Revenue Bonds,
 5.70%, 1/15/12                                        500,000       510,250
State Local Government Assistance Corp. Revenue Bonds,
 6.00%, 4/1/14                                       1,000,000     1,041,810
Westchester County IDA Civic Facility Revenue Bonds,
 6.25%, 4/1/05                                         395,000       397,212
                                                                   9,052,897

                                                         TOTAL         TOTAL
MUNICIPAL OBLIGATIONS   CONT'D                       PRINCIPAL         VALUE
Pennsylvania  0.3%
Allegheny County Higher Education Building
Authority Revenue Bonds,
 6.00%, 2/15/08                                       $230,000      $235,589

Tennessee  1.7%
Knoxville County Health Educational and Housing Facilities Revenue Bonds,
 7.25%, 1/7/31, MBIA Insured                         1,250,000     1,427,013

Texas  2.4%
Harris County IDA VRDN, 7.15%, 8/1/01,
 LOC: Sakura Bank                                    2,000,000     2,000,000

Virginia  17.4%
Arlington County Community Housing Finance Revenue Bonds
      6.00%, 6/1/09                                    472,000       472,481
      6.00%, 12/1/09                                   263,000       263,268
Arlington County GO Bonds, 6.00%, 6/1/11             1,000,000     1,068,180
Chesapeake Bay Bridge and Tunnel Revenue Bonds,
 5.50%, 7/1/06, FGIC Insured                           450,000       463,360
Fairfax County Economic Development Authority Revenue VRDN,
 3.95%, 2/1/11,
BPA: National Westminster Bank                         600,000       599,713
Fairfax County IDA Revenue Bonds, Inova Health Systems Project,
 5.50%, 8/15/08                                        500,000       503,995
Fairfax County Revenue Bonds, 5.00%, 06/1/06           750,000       755,370
Hampton City GO Bonds, 5.90%, 1/15/07                  400,000       424,316
Hanover County IDA Revenue Bonds, 5.30%,
 8/15/07, MBIA Insured                                 500,000       506,470
Henrico County IDA Revenue VRDN, 7.30%,
 10/1/08, LOC: Tokai Bank LTD                          800,000       800,000
Loudon County GO Bonds, 5.25%, 12/1/13                 500,000       490,310
Metropolitan Washington Airport Authority Revenue Bonds,
 5.60%, 10/1/06, MBIA Insured                          300,000       308,190
Northern Virginia Transportation District Revenue Bonds,
 Series A, 5.125%, 5/15/10                             500,000       493,720
Peninsula Ports Health System Health Revenue Bonds,
 6.00%, 7/1/01                                        $300,000      $305,238
Riverside Regulatory Jail Authority Revenue Bonds,
 5.70%, 7/1/08, MBIA Insured                           450,000       464,953
Southeastern Public Service Authority Revenue Bonds,
 5.00%, 7/1/15                                       2,000,000     1,841,700
State GO Bonds, 5.00%, 6/1/07                          500,000       502,810
State MFH Revenue Bonds, 5.85%, 5/1/08                 500,000       514,460
State Public Building Authority Facilities Revenue Bonds,
 5.00%, 8/1/10                                         600,000       585,252
State Public School Authority Revenue Bonds, Series A:
   6.00%, 8/1/03                                       600,000       620,638
   5.75%, 8/1/08                                       500,000       523,330
University of Virginia Revenue Bonds, 5.125%,
 6/1/12                                              1,040,000     1,009,008
Virginia Beach GO Bonds, 5.40%, 7/15/08                340,000       347,667
Washington County IDA Revenue Bonds, 5.625%, 7/1/02    245,000       247,705
Winchester IDA Revenue Bonds, Shenandoah University:
  6.05%, 10/1/05, Prerefunded Asset Guaranty Insured   265,000       282,429
  6.05%, 10/1/05, Unrefunded Asset Guaranty Insured     35,000        36,700
                                                                  14,431,263

Washington  1.2%
Snohomish County Washington School District 2 GO Bonds,
 5.0%, 12/1/07                                       1,000,000       992,350

                                                         TOTAL         TOTAL
MUNICIPAL OBLIGATIONS   CONT'D                       PRINCIPAL         VALUE
Other  10.8%
Fort Mojave Indian Tribe of Arizona, California
and Nevada Public Facilities
Combined LO and Revenue Bonds Adjustable Rate
and Tender Series of 1993,
 11.50%, 12/1/18                                      $405,020      $405,020
Puerto Rico Aqueduct & Sewer Authority Revenue Bonds,
 6.00%, 7/1/09, AMBAC Insured                        1,000,000     1,072,160
Puerto Rico Commonwealth Highway and Transportation Revenue Bonds,
    5.50%, 7/1/12, AMBAC Insured                     2,400,000     2,445,672
    5.50%, 7/1/13, AMBAC Insured                     2,500,000     2,521,875
    6.25%, 7/1/13, MBIA Insured                      1,000,000     1,082,740
Puerto Rico GO Bonds, 5.50%, 7/1/13                  1,500,000     1,497,165
                                                                   9,024,632

TOTAL INVESTMENTS (Cost $82,765,190) 98.3%                        81,746,822
Other assets and liabilities, net 1.7%                             1,373,671
NET ASSETS  100%                                                 $83,120,493

Abbreviations:
COPs: Certificates of Participation
FGIC: Financial Guaranty Insurance Company
FSA: Financial Security Advisor
GO: General Obligation
IDA: Industrial Development Authority

Explanation of Guarantees:
BPA; BondPurchase Agreement
LOC: Letter of Credit
SURBD: Surety Bond

See notes to Proforma Financial Statements.

CALVERT MUNICIPAL FUND - NATIONAL MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - MARYLAND MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - VIRGINIA MUNICIPAL INTERMEDIATE PORTFOLIO PROFORMA STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (UNAUDITED)

                                               National            Maryland
                                              Portfolio           Portfolio
ASSETS
Investments in securities, at value -        57,213,628         $10,458,443
 (Cost $58,015,772, $10,515,729,
   and $14,233,689, respectively)
Cash                                            223,157              84,451
Receivable for shares sold                        1,025                   -
Interest receivable                             737,106             184,362
Other assets                                      7,992                 789
  Total assets                               58,182,908          10,728,045

LIABILITIES
Payable for shares redeemed                       4,182                   -
Payable to Calvert Asset Management Co., Inc.    37,676               8,169
Payable to Calvert Administrative Services Company
                                                  5,048                 325
Payable to Calvert Shareholder Services, Inc.       513                 183
Accrued expenses and other liabilities           42,360               8,660
  Total liabilities                              89,779              17,337
     NET ASSETS                             $58,093,129         $10,710,708

NET ASSETS
Paid-in capital applicable to the following shares of common stock, $0.01 par value with 250,000,000 Class A shares authorized for each portfolio:
     National Portfolio, 5,738,547 shares outstanding, Maryland Portfolio, 2,181,652 shares outstanding, Virginia Portfolio, 2,888,088 shares outstanding,

                                            $59,499,589         $10,887,903
Undistributed net investment income               2,924              15,531
Accumulated net realized gain (loss) on investments
                                              (607,240)           (135,440)
Net unrealized appreciation (depreciation) on investments
                                              (802,144)            (57,286)
     NET ASSETS                             $58,093,129         $10,710,708


NET ASSETS                                  $58,093,129         $10,710,708
SHARES OUTSTANDING                            5,738,547           2,181,652
NET ASSET VALUE                                  $10.12               $4.91
MAXIMUM SALES CHARGE                               0.29                0.14
OFFERING PRICE                                   $10.41               $5.05


                                          Virginia    Proforma     Proforma
                                         Portfolio   Adjustments   Combined
ASSETS
Investments in securities, at value -  $14,074,751           -  $81,746,822
 (Cost $58,015,772, $10,515,729,
   and $14,233,689, respectively).
Cash                                        46,318           -      353,926
Receivable for shares sold                      38           -        1,063
Interest receivable                        218,069           -    1,139,537
Other assets                                   890           -        9,671
  Total assets                         $14,340,066           -   83,251,019

LIABILITIES
Payable for shares redeemed                      -           -        4,182
Payable to Calvert Asset Management Co.,
Inc.                                        12,474           -       58,319
Payable to Calvert Administrative Services Company
                                               716           -        6,089
Payable to Calvert Shareholder Services, Inc.  113           -          809
Accrued expenses and other liabilities      10,107           -       61,127
  Total liabilities                         23,410           -      130,526
     NET ASSETS                        $14,316,656           -  $83,120,493

NET ASSETS
Paid-in capital applicable to the following shares of common stock, $0.01 par value with 250,000,000 Class A shares authorized for each portfolio:
     National Portfolio, 5,738,547 shares outstanding, Maryland Portfolio, 2,181,652 shares outstanding, Virginia Portfolio, 2,888,088 shares outstanding

                                       $14,546,538           -  $84,934,030
Undistributed net investment income         17,355           -       35,810
Accumulated net realized gain (loss) on investments
                                          (88,299)           -    (830,979)
Net unrealized appreciation (depreciation) on investments
                                         (158,938)           -  (1,018,368)
     NET ASSETS                        $14,316,656           -  $83,120,493



NET ASSETS                             $14,316,656           -  $83,120,493
SHARES OUTSTANDING                       2,888,088  (2,596,681) 8,211,606(1)
NET ASSET VALUE                              $4.96                   $10.12
MAXIMUM SALES CHARGE                          0.14                 0.29 (2)
OFFERING PRICE                               $5.10                   $10.41


(1) The proforma combined shares outstanding consists of 5,738,547 shares of the National Portfolio, 1,058,370 shares issued to shareholders of the Maryland Portfolio and 1,414,689 shares issued to shareholders of the Virginia Portfolio.

(2) The maximum sales charge for the Calvert Municipal Fund is 2.75%.



CALVERT MUNICIPAL FUND - NATIONAL MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - MARYLAND MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - VIRGINIA MUNICIPAL INTERMEDIATE PORTFOLIO PROFORMA STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 1999 (UNAUDITED)

                                            National        Maryland
                                           Portfolio       Portfolio
NET INVESTMENT INCOME
Investment Income:
  Interest income                         $3,240,850        $582,093
     Total investment income               3,240,850         582,093

Expenses:
  Investment advisory fee                    387,442          69,121
  Transfer agency fees and expenses           43,683          14,924
  Accounting fees                             18,107           8,441
  Directors' fees and expenses                 5,703           1,010
  Administrative fees                         62,430           6,807
  Custodian fees                              14,865           5,513
  Registration fees                           21,274           3,384
  Reports to shareholders                     11,874           2,612
  Professional fees                           29,555           5,264
  Miscellaneous                                6,548           1,423
     Total expenses                          601,481         118,499
     Fees paid indirectly                   (19,595)         (6,145)
       Net expenses                          581,886         112,354

        NET INVESTMENT INCOME              2,658,964         469,739

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments    (630,843)          13,522
Change in unrealized appreciation
or (depreciation)                        (3,270,967)       (687,714)

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS              (3,901,810)       (674,192)

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS              ($1,242,846)      ($204,453)


AVERAGE NET ASSETS                        64,573,590      11,520,111
RATIO OF TOTAL EXP TO AVG N/A                  0.93%           1.03%
RATIO OF NET EXP TO AVG N/A                    0.90%           0.98%


The proforma combined statements of operations presented above does not necessarily reflect what the results of operations would have been if the entities had been merged on January 1, 1999. In addition, the expenses do not include the cost of merging the two funds.

See Notes to Proforma Financial Statements.


CALVERT MUNICIPAL FUND - NATIONAL MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - MARYLAND MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - VIRGINIA MUNICIPAL INTERMEDIATE PORTFOLIO PROFORMA STATEMENTS OF OPERATIONS


                                        Virginia
                                       Portfolio
NET INVESTMENT INCOME
Investment Income:
  Interest income                       $719,413
     Total investment income             719,413

Expenses:
  Investment advisory fee                 88,853
  Transfer agency fees and expenses       25,654
  Accounting fees                          9,112
  Directors' fees and expenses             1,332
  Administrative fees                      9,329
  Custodian fees                           7,185
  Registration fees                        1,755
  Reports to shareholders                  2,588
  Professional fees                        6,792
  Miscellaneous                            1,611
     Total expenses                      154,211
     Fees paid indirectly                (5,656)
       Net expenses                      148,555

        NET INVESTMENT INCOME            570,858

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments (27,737)
Change in unrealized appreciation
or (depreciation)                      (833,698)

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS            (861,435)

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS            ($290,577)


AVERAGE NET ASSETS                    14,808,848
RATIO OF TOTAL EXP TO AVG N/A              1.04%
RATIO OF NET EXP TO AVG N/A                1.00%



The proforma combined statements of operations presented above does not necessarily reflect what the results of operations would have been if the entities had been merged on January 1, 1999. In addition, the expenses do not include the cost of merging the two funds.

See Notes to Proforma Financial Statements.


                                             Proforma      Proforma
                                          Adjustments     Combined
NET INVESTMENT INCOME
Investment Income:
  Interest income                                   -    $4,542,356
     Total investment income                        -     4,542,356

Expenses:
  Investment advisory fee                           -       545,416
  Transfer agency fees and expenses           (2,500)        81,761
  Accounting fees                                   -        35,660
  Directors' fees and expenses                      -         8,045
  Administrative fees                               -        78,566
  Custodian fees                                (500)        27,063
  Registration fees                           (1,000)        25,413
  Reports to shareholders                     (3,000)        14,074
  Professional fees                           (2,000)        39,611
  Miscellaneous                                     -         9,582
     Total expenses                           (9,000)       865,191
     Fees paid indirectly                           -      (31,396)
       Net expenses                           (9,000)       833,795

        NET INVESTMENT INCOME                 (9,000)     3,708,561

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments             -     (645,058)
Change in unrealized appreciation
or (depreciation)                                   -   (4,792,379)

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS                         -   (5,437,437)

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                    (9,000)   (1,728,876)


AVERAGE NET ASSETS                                  -    90,902,549
RATIO OF TOTAL EXP TO AVG N/A                       -         0.95%#
RATIO OF NET EXP TO AVG N/A                         -         0.92%*


The proforma combined statements of operations presented above does not necessarily reflect what the results of operations would have been if the entities had been merged on January 1, 1999. In addition, the expenses do not include the cost of merging the two funds.

#Assuming only the Maryland Portfolio merges into the National Portfolio the ratio of total exp to avg n/a would be 0.95%.
Assuming only the Virginia Portfolio merges into the National Portfolio the ratio of total exp to avg n/a would be 0.95%.

*Assuming only the Maryland Portfolio merges into the National Portfolio the ratio of net exp to avg n/a would be 0.91%.
Assuming only the Virginia Portfolio
merges into the National Portfolio the ratio of net exp to avg n/a would be 0.92%.

See Notes to Proforma Financial Statements.



CALVERT MUNICIPAL FUND - NATIONAL MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - MARYLAND MUNICIPAL INTERMEDIATE PORTFOLIO CALVERT MUNICIPAL FUND - VIRGINIA MUNICIPAL INTERMEDIATE PORTFOLIO NOTES TO PROFORMA FINANCIAL STATEMENTS
DECEMBER 31, 1999 (UNAUDITED)



NOTE A - SIGNIFICANT ACCOUNTING POLICIES


General: The pro forma schedule of statements of assets and liabilities
Gives the effect of the proposed combination of the Funds. The combination is accounted for as a tax-free merger of investment companies. The proforma statement of operations presents the operations of the Funds on a combined basis and is presented for information purposes only: however it is only an estimate of what the combined result of the Funds would have been had the combination occurred at the beginning of the fiscal year. Actual results could have been different. The combination would be accomplished by an exchange of shares of the Maryland and Virginia Municipal Intermediate Portfolios of the Calvert Municipal Fund, for shares of the National Municipal Intermediate Portfolio of the Calvert Municipal Fund, at net asset value. Each of the Portfolios, collectively the "Fund," are registered under the Investment Company Act of 1940 as open-end management investment companies. The operations of each Portfolio are accounted for separately. Shares of each Portfolio are sold with a maximum front-end sales charge of 2.75%.

Security Valuation: Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities
(including options) listed or traded on a national securities exchange are valued at the last reported sale price. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.

Security Transactions and Investment Income: Securities transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.


NOTE B - RELATED PARTY TRANSACTIONS


The combined Fund's Investment Advisor would be Calvert Asset Management Company, Inc. Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia Mutual Holding Company. The Advisor provides investment advisory services and pay the salaries and fees of officers and affiliated Directors of the Fund. For its services, the Advisor receives a monthly fee based on the following annual rates of average daily net assets of each Portfolio: .60% on the first $500 million, .50% on the next
$500 million and .40% on the excess of $1 billion.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Fund for an annual fee, payable monthly, of .10% of the average daily net assets of each Portfolio.

For additional information on management fees and other transactions with affiliates see the Prospectus/Proxy Statement.

PART  C.  OTHER  INFORMATION

ITEM  15.     INDEMNIFICATION


REGISTRANT'S BYLAWS, EXHIBIT 2 TO THIS REGISTRATION STATEMENT, PROVIDE, IN SUMMARY, THAT OFFICERS, DIRECTORS, EMPLOYEES AND AGENTS SHALL BE INDEMNIFIED BY REGISTRANT AGAINST LIABILITIES AND EXPENSES INCURRED BY SUCH PERSONS IN CONNECTION WITH ACTIONS, SUITS, OR PROCEEDINGS ARISING OUT OF THEIR OFFICES OR DUTIES OF EMPLOYMENT, EXCEPT THAT NO INDEMNIFICATION CAN BE MADE TO SUCH A
PERSON IF HE HAS BEEN ADJUDGED LIABLE OF WILLFUL MISFEASANCE, BAD FAITH, GROSS NEGLIGENCE, OR RECKLESS DISREGARD OF DUTIES. IN THE ABSENCE OF SUCH AN ADJUDICATION, THE DETERMINATION OF ELIGIBILITY FOR INDEMNIFICATION SHALL BE MADE BY INDEPENDENT COUNSEL IN A WRITTEN OPINION OR BY THE VOTE OF A MAJORITY OF A QUORUM OF DIRECTORS WHO ARE NEITHER "INTERESTED PERSONS" OF REGISTRANT, AS THAT TERM IS DEFINED IN SECTION 2(A)(19) OF THE INVESTMENT COMPANY ACT OF 1940, NOR PARTIES TO THE PROCEEDING.

REGISTRANT'S ARTICLES OF INCORPORATION ALSO PROVIDE THAT REGISTRANT MAY PURCHASE AND MAINTAIN LIABILITY INSURANCE ON BEHALF OF ANY OFFICER, TRUSTEE, EMPLOYEE OR AGENT AGAINST ANY LIABILITIES ARISING FROM SUCH STATUS. IN THIS REGARD, REGISTRANT MAINTAINS A DIRECTORS & OFFICERS (PARTNERS) LIABILITY INSURANCE POLICY WITH CHUBB GROUP OF INSURANCE COMPANIES, 15 MOUNTAIN VIEW ROAD, WARREN, NEW JERSEY 07061, PROVIDING REGISTRANT WITH $5 MILLION IN DIRECTORS AND OFFICERS LIABILITY COVERAGE, PLUS $5 MILLION IN EXCESS DIRECTORS AND OFFICERS LIABILITY COVERAGE FOR THE INDEPENDENT TRUSTEES/DIRECTORS ONLY. REGISTRANT ALSO MAINTAINS A $9 MILLION INVESTMENT COMPANY BLANKET BOND ISSUED BY ICI MUTUAL INSURANCE COMPANY, P.O. BOX 730, BURLINGTON, VERMONT, 05402.

ITEM  16.

1.     ARTICLES OF SUPPLEMENTARY OF CALVERT MUNICIPAL FUND, INC. FILED HEREWITH.

2. BY-LAWS INCORPORATED BY REFERENCE TO REGISTRANT'S PRE-EFFECTIVE AMENDMENT NO. 2, APRIL 27, 1992 FILED HEREWITH.

3.     INAPPLICABLE.

4.     AGREEMENT  AND  PLAN  OF  REORGANIZATION  FILED  HEREWITH.

5.     Inapplicable.

6. INVESTMENT ADVISORY AGREEMENT INCORPORATED BY REFERENCE TO REGISTRANT'S PRE-EFFECTIVE AMENDMENT NO. 2, APRIL 27, 1992 FILED HEREWITH.

7. UNDERWRITING AGREEMENT, INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 15, FILED APRIL 30, 1998, ACCESSION NUMBER 0000882671-98-000012.

8.     DEFERRED  COMPENSATION  AGREEMENT  FILED  HEREWITH.

9.     CUSTODIAL  CONTRACT  FILED  HEREWITH.

10. PLAN OF DISTRIBUTION FOR CLASS A SHARES, INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 13, APRIL 30, 1996 ACCESSION NUMBER 0000882671-98-000010; FOR CLASS B AND C SHARES, INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 15, FILED APRIL 30, 1998, ACCESSION NUMBER 0000882671-98-000012.

11. OPINION AND CONSENT OF COUNSEL AS TO LEGALITY OF SHARES BEING REGISTERED FILED HEREWITH.

12.     OPINION  AND CONSENT OF COUNSEL ON TAX MATTERS FILED  HEREWITH.

13.     (A)   TRANSFER  AGENCY  CONTRACT  AND  SHAREHOLDER  SERVICING  CONTRACT,
INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 15, FILED APRIL 30, 1998, ACCESSION NUMBER 0000882671-98-000012.

(B)   ADMINISTRATIVE  SERVICES  AGREEMENT FILED  HEREWITH.

(C) MULTIPLE-CLASS PLAN PURSUANT TO INVESTMENT COMPANY ACT OF 1940 RULE 18F-3, INCORPORATED BY REFERENCE TO REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 15, FILED APRIL 30, 1998, ACCESSION NUMBER 0000882671-98-000012.

14.     CONSENT  OF  PRICEWATERHOUSECOOPERS  LLP  FILED  HEREWITH.

15.     INAPPLICABLE.

16.     COPIES  OF  POWER  OF  ATTORNEY  FORMS  FILED  HEREWITH.

17.     (A)   CURRENT  CALVERT  MARYLAND  MUNICIPAL  INTERMEDIATE  FUND, CALVERT
VIRGINIA MUNICIPAL INTERMEDIATE FUND AND CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND PROSPECTUS FILED HEREWITH.

(B) CURRENT CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND AND CALVERT VIRGINIA MUNICIPAL INTERMEDIATE FUND STATEMENT OF ADDITIONAL INFORMATION FILED HEREWITH.

ITEM  17.     UNDERTAKINGS

(1) THE UNDERSIGNED REGISTRANT AGREES THAT PRIOR TO ANY PUBLIC REOFFERING OF THE SECURITIES REGISTERED THROUGH THE USE OF A PROSPECTUS WHICH IS A PART OF THIS REGISTRATION STATEMENT BY ANY PERSON OR PARTY WHO IS DEEMED TO BE AN UNDERWRITER
WITHIN THE MEANING OF RULE 145(C) OF THE SECURITIES ACT, THE REOFFERING PROSPECTUS WILL CONTAIN THE INFORMATION CALLED FOR BY THE APPLICABLE REGISTRATION FORM FOR REOFFERINGS
BY PERSONS WHO MAY BE DEEMED UNDERWRITERS, IN ADDITION TO THE INFORMATION CALLED FOR BY THE OTHER ITEMS OF THE APPLICABLE FORM.

(2) THE UNDERSIGNED REGISTRANT AGREES THAT EVERY PROSPECTUS THAT IS FILED UNDER PARAGRAPH (1) ABOVE WILL BE FILED AS A PART OF AN AMENDMENT TO THE REGISTRATION STATEMENT AND WILL NOT BE USED UNTIL THE AMENDMENT IS EFFECTIVE, AND THAT, IN DETERMINING ANY LIABILITY UNDER THE 1933 ACT, EACH POST-EFFECTIVE AMENDMENT
SHALL BE DEEMED TO BE A NEW REGISTRATION STATEMENT FOR THE SECURITIES OFFERED THEREIN, AND THE OFFERING OF THE SECURITIES AT THAT TIME SHALL BE DEEMED TO BE THE INITIAL BONA FIDE OFFERING OF THEM.

                                   SIGNATURES

AS REQUIRED BY THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED ON BEHALF OF THE REGISTRANT IN THE CITY OF BETHESDA, AND THE STATE OF MARYLAND ON THE 10TH DAY OF MARCH, 2000.

                         CALVERT  MUNICIPAL  FUND,  INC.

     BY:  _________________________________
     BARBARA  KRUMSIEK,  PRESIDENT


AS REQUIRED BY THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN CAPACITIES AND ON THE DATES INDICATED.

SIGNATURE                    TITLE                         DATE


_________**_____________          DIRECTOR  AND PRESIDENT          03/10/00
BARBARA  KRUMSIEK.               (PRINCIPAL  EXECUTIVE  OFFICER)


_________**_____________          PRINCIPAL  ACCOUNTING            03/10/00
RONALD  M.  WOLFSHEIMER               OFFICER


__________**____________          DIRECTOR                         03/10/00
DAVID  R.  ROCHAT                    AND  SENIOR  VICE  PRESIDENT


__________**____________          DIRECTOR                         03/10/00
RICHARD  L.  BAIRD,  JR.


__________**____________          DIRECTOR                         03/10/00
FRANK  H.  BLATZ,  JR.,  ESQ.


__________**____________          DIRECTOR                         03/10/00
FREDERICK  T.  BORTS,  M.D.


__________**____________          DIRECTOR                         03/10/00
CHARLES  E.  DIEHL


__________**____________          DIRECTOR                         03/10/00
DOUGLAS  E.  FELDMAN,  M.D.


__________**____________          DIRECTOR                         03/10/00
PETER  W.  GAVIAN


__________**____________          DIRECTOR                         03/10/00
JOHN  G.  GUFFEY,  JR.


________________________          DIRECTOR                         03/10/00
M.  CHARITO  KRUVANT


__________**____________          DIRECTOR                         03/10/00
ARTHUR  JAMES  PUGH


__________**____________          DIRECTOR                         03/10/00
D.  WAYNE  SILBY


**BY IVY WAFFORD DUKE, PURSUANT TO POWER OF ATTORNEY FORMS ON FILE.

                                  EXHIBIT INDEX


FORM  N-14  ITEM  NO.

EXHIBIT  - 1      ARTICLES OF INCORPORATION
                  ARTICLES OF AMENDMENT
                  ARTICLES SUPPLEMENTARY

EXHIBIT  - 2      By-Laws

EXHIBIT  - 4      AGREEMENT  AND  PLAN  OF  REORGANIZATION

EXHIBIT  - 6      INVESTMENT ADVISORY AGREEMENT

EXHIBIT  - 8      DEFERRED COMPENSATION AGREEMENT

EXHIBIT  - 9      CUSTODIAL CONTRACT

EXHIBIT  - 11     FORM  OF  OPINION AND CONSENT OF  COUNSEL

EXHIBIT  - 12     Opinion and Consent of Counsel on Tax Matters

EXHIBIT  - 13     ADMINISTRATIVE AGREEMENT

EXHIBIT  - 14     CONSENT OF INDEPENDENT AUDITORS

EXHIBIT  - 16     POWERS  OF  ATTORNEY

EXHIBIT  - 17     CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND, CALVERT VIRGINIA
MUNICIPAL INTERMEDIATE FUND AND NATIONAL MUNICIPAL INTERMEDIATE FUND PROSPECTUSES, STATEMENT OF ADDITIONAL INFORMATION